UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

ITEM 1. SHAREHOLDERS REPORT.

John Hancock

Multifactor Technology ETF
JHMT

Semiannual report 10/31/15
Exchange-traded funds

A message to shareholders

Dear shareholder,

Welcome to John Hancock Investments, and thank you for investing in a John Hancock Multifactor exchange-traded fund (ETF). At John Hancock Investments, we take a different approach to managing money on behalf of our shareholders. We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. We were pleased to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—to create a suite of passively managed ETFs. Each of our John Hancock Multifactor ETFs seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability.

This inaugural report to shareholders covers a very brief period of performance due to the fact that your ETF was launched shortly before the midpoint of its fiscal year. In this abbreviated report, your fund's portfolio managers will discuss the construction of the fund's underlying index, provide a review of the current market environment, and give a description of performance achieved so far. The next report you receive will cover the full period from the fund's inception to the end of its fiscal year on April 30, 2016.

We know you have many choices when it comes to your investments, and we appreciate the opportunity to earn the trust you've placed in John Hancock Investments.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of October 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Multifactor Technology ETF

2	Your fund at a glance
4	Discussion of fund performance
8	Premium/discount analysis
9	Your expenses
11	Fund's investments
15	Financial statements
18	Financial highlights
19	Notes to financial statements
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
27	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Technology Index.

TOTAL RETURNS AS OF 10/31/15 (%)

Market performance is determined using the closing price of the fund on its primary exchange, the NYSE Arca, at 4 P.M., Eastern time; your returns may differ if you traded shares at other times during the day. The net asset value is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, and receivables, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Technology Index comprises securities in the technology sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The Index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Technology Index tracks stocks in the technology sector of the Russell 1000 Index

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Risk assets rebounded

Following a challenging summer, equity markets around the world bounced back; fixed-income asset returns were more subdued, as many bond sectors ended the period roughly where they started.

Smaller-cap stocks trailed larger peers

Relative to the capitalization-weighted Russell 1000 Technology Index, the fund's smaller-cap bias hindered results as larger caps led the way during the period.

Value-oriented shares lagged growth counterparts

The fund emphasizes shares with lower price-to-book ratios; during the period, this value tilt also weighed on results relative to the broad market.

INDUSTRY COMPOSITION AS OF 10/31/15 (%)

A note about risks

The prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more dramatically than investments in a wider variety of sectors. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return. We call this the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance

4

"Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time ..."
over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach. The custom benchmark we developed, the John Hancock Dimensional Technology Index, is designed to capture these dimensions over time, and the fund, in turn, is designed to track the custom benchmark.

What was the market environment like during the period?

The abbreviated period from inception on September 28, 2015, through October 31, 2015, followed a difficult and volatile summer for equities. However, stock markets around the world subsequently snapped back for a sharp rebound, posting high single-digit percentage returns in some cases.

Broadly speaking, materials, energy, and technology equity shares were particularly strong, while utilities—often viewed as a safe-haven sector of the stock market—generated more modest results. U.S. equities led most major markets, outpacing both emerging markets and developed markets abroad as a group. Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period.

TOP 10 HOLDINGS AS OF 10/31/15 (%)

Microsoft Corp.	6.8
Apple, Inc.	5.9
Alphabet, Inc., Class A	5.9
Intel Corp.	5.1
Cisco Systems, Inc.	3.9
Oracle Corp.	3.4
IBM Corp.	2.9
Facebook, Inc., Class A	2.8
QUALCOMM, Inc.	2.4
HP, Inc.	1.6
TOTAL	40.7
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period."

How did the fund perform during this abbreviated period?

The fund generated an 11.59% return on a net asset value (NAV) basis, which was closely in line with the custom benchmark it's intended to track, the John Hancock Dimensional Technology Index, which was up 11.64%.

Our approach generally results in the fund broadly maintaining relatively high weightings in securities of smaller-cap issuers and in those trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies with higher profitability.

The fund trailed the Russell 1000 Technology Index, a commercial cap-weighted benchmark we use as a proxy for the information technology sector of the U.S. stock market. On balance, the fund's emphasis on smaller and lower relative price shares worked against it during this time period.

The premiums associated with the dimensions we've identified are unpredictable. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. Patience and persistence are key ingredients to success in our style of investing.

How was the fund positioned at the close of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in low-relative-price stocks and equities with smaller market capitalization while emphasizing companies with higher profitability relative to commercial cap-weighted indexes.

The fund's largest absolute exposures were to the software, semiconductors and semiconductor equipment, and Internet software and services industries of the technology sector.

The fund was broadly diversified across the sector with more than 100 different information

6

technology names. Top holdings included Microsoft Corp., Apple, Inc., and Alphabet, Inc. (Google's parent company). The fund's weighted average market capitalization was $145 billion, its price-to-book ratio was 3.4, and its price-to-earnings ratio was 19.0.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.

7

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is the daily closing price as reported on the NYSE Arca, Inc., the fund's primary listing exchange. Data presented represents past performance and cannot be used to predict future results.

Period Ended October 31, 2015

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	12	50.00%	9	37.50%
25 - < 50	1	4.17%	1	4.17%
50 - < 75	1	4.16%	—	—
75 - < 100	—	—	—	—
100 or Above	—	—	—	—
Total	14	58.33%	10	41.67%

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees or brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 28, 2015, with the same investment held until October 31, 2015.

Account value on 9-28-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[1]	Annualized expense ratio
$1,000.00	$1,115.90	$0.48	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2015, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

9

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2015, with the same investment held until October 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[2]	Annualized expense ratio
$1,000.00	$1,022.60	$2.54	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 9-28-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10

Fund's investments

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 100.0%		$13,621,432
(Cost $12,765,865)
Consumer discretionary 0.3%		42,919
Household durables 0.3%
Garmin, Ltd.	1,210	42,919
Financials 0.5%		72,500
Diversified financial services 0.5%
FactSet Research Systems, Inc.	414	72,500
Health care 1.9%		255,149
Health care providers and services 0.1%
Premier, Inc., Class A (I)	260	8,791
Health care technology 1.8%
athenahealth, Inc. (I)	230	35,064
Cerner Corp. (I)	2,564	169,968
IMS Health Holdings, Inc. (I)	1,220	33,208
Veeva Systems, Inc., Class A (I)	320	8,118
Industrials 0.3%		38,409
Commercial services and supplies 0.3%
Pitney Bowes, Inc.	1,860	38,409
Information technology 97.0%		13,212,455
Communications equipment 10.8%
Arista Networks, Inc. (I)	251	16,192
ARRIS Group, Inc. (I)	1,644	46,459
Brocade Communications Systems, Inc.	4,454	46,411
Cisco Systems, Inc.	18,263	526,888
CommScope Holding Company, Inc. (I)	1,600	51,888
EchoStar Corp., Class A (I)	470	21,070
F5 Networks, Inc. (I)	670	73,834
Harris Corp.	1,200	94,956
Juniper Networks, Inc.	3,834	120,349
Motorola Solutions, Inc.	1,134	79,346
Palo Alto Networks, Inc. (I)	380	61,180
QUALCOMM, Inc.	5,465	324,730
Electronic equipment, instruments and components 2.4%
CDW Corp.	1,490	66,588
Corning, Inc.	10,902	202,777
Fitbit, Inc., Class A (I)	330	13,378
Ingram Micro, Inc., Class A	1,520	45,266

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Information technology (continued)
Internet software and services 14.3%
Akamai Technologies, Inc. (I)	1,694	$103,029
Alphabet, Inc., Class A (I)	1,085	800,068
Alphabet, Inc., Class C (I)	100	71,081
eBay, Inc. (I)	6,248	174,319
Facebook, Inc., Class A (I)	3,761	383,509
GoDaddy, Inc., Class A (I)	120	3,298
InterActiveCorp	920	61,649
j2 Global, Inc.	500	38,775
MercadoLibre, Inc.	260	25,576
Pandora Media, Inc. (I)	754	8,679
Rackspace Hosting, Inc. (I)	1,490	38,517
Twitter, Inc. (I)	1,250	35,575
VeriSign, Inc. (I)	880	70,928
Yahoo!, Inc. (I)	3,764	134,074
IT services 7.7%
Amdocs, Ltd.	1,620	96,503
Cognizant Technology Solutions Corp., Class A (I)	2,744	186,894
Computer Sciences Corp.	1,524	101,483
DST Systems, Inc.	440	53,746
EPAM Systems, Inc. (I)	210	16,244
Gartner, Inc. (I)	850	77,070
IBM Corp.	2,787	390,403
Sabre Corp.	1,190	34,891
Syntel, Inc. (I)	350	16,464
Teradata Corp. (I)	1,340	37,667
VeriFone Systems, Inc. (I)	1,224	36,891
Semiconductors and semiconductor equipment 21.5%
Altera Corp.	2,070	108,779
Analog Devices, Inc.	2,974	178,797
Applied Materials, Inc.	5,508	92,369
Atmel Corp.	4,214	32,026
Avago Technologies, Ltd.	1,010	124,361
Broadcom Corp., Class A	2,454	126,136
Cavium, Inc. (I)	270	19,157
Cypress Semiconductor Corp. (I)	2,854	30,081
Freescale Semiconductor, Ltd. (I)	784	26,256
Intel Corp.	20,474	693,250
KLA-Tencor Corp.	1,660	111,419
Lam Research Corp.	1,500	114,885
Linear Technology Corp.	2,174	96,569
Marvell Technology Group, Ltd.	4,484	36,814
Maxim Integrated Products, Inc.	2,734	112,039

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Microchip Technology, Inc.	2,294	$110,777
Micron Technology, Inc. (I)	7,208	119,364
NVIDIA Corp.	4,624	131,183
ON Semiconductor Corp. (I)	5,428	59,708
Qorvo, Inc. (I)	1,334	58,603
Skyworks Solutions, Inc.	1,810	139,804
SunEdison, Inc. (I)	1,310	9,563
Teradyne, Inc.	2,434	47,512
Texas Instruments, Inc.	3,834	217,464
Xilinx, Inc.	2,864	136,384
Software 26.3%
Activision Blizzard, Inc.	5,874	204,180
Adobe Systems, Inc. (I)	1,430	126,784
ANSYS, Inc. (I)	710	67,670
Aspen Technology, Inc. (I)	690	28,559
Autodesk, Inc. (I)	1,560	86,096
CA, Inc.	4,144	114,830
Cadence Design Systems, Inc. (I)	2,430	53,995
CDK Global, Inc.	1,272	63,333
Citrix Systems, Inc. (I)	1,330	109,193
Electronic Arts, Inc. (I)	2,400	172,968
FireEye, Inc. (I)	831	21,731
Fortinet, Inc. (I)	820	28,175
Guidewire Software, Inc. (I)	430	25,039
Intuit, Inc.	1,190	115,942
Manhattan Associates, Inc. (I)	650	47,353
Microsoft Corp.	17,563	924,512
NetSuite, Inc. (I)	190	16,163
Nuance Communications, Inc. (I)	2,700	45,819
Oracle Corp.	12,015	466,663
PTC, Inc. (I)	1,184	41,961
Qlik Technologies, Inc. (I)	450	14,117
Red Hat, Inc. (I)	1,270	100,470
salesforce.com, Inc. (I)	1,214	94,340
ServiceNow, Inc. (I)	734	59,931
Solera Holdings, Inc.	670	36,622
Splunk, Inc. (I)	610	34,258
SS&C Technologies Holdings, Inc.	670	49,681
Symantec Corp.	7,958	163,935
Synopsys, Inc. (I)	1,540	76,969
Tableau Software, Inc., Class A (I)	250	20,990
The Ultimate Software Group, Inc. (I)	210	42,914
Tyler Technologies, Inc. (I)	230	39,183

SEE NOTES TO FINANCIAL STATEMENTS13

			Shares	Value
Information technology (continued)
Software (continued)
	Verint Systems, Inc. (I)		460	$21,887
	VMware, Inc., Class A (I)		350	21,053
	Workday, Inc., Class A (I)		530	41,854
Technology hardware, storage and peripherals 14.0%
	Apple, Inc.		6,778	809,971
	EMC Corp.		8,528	223,604
	HP, Inc. (I)		8,318	224,253
	NCR Corp. (I)		1,774	47,188
	NetApp, Inc.		3,150	107,100
	SanDisk Corp.		2,434	187,418
	Seagate Technology PLC		3,224	122,705
	Western Digital Corp.		2,830	189,101
	Yield (%)		Shares	Value
Short-term investments 0.0%
(Cost $2,973)
Money market funds 0.0%				2,973
State Street Institutional Liquid Reserves Fund	0.1451(Y	)	2,973	$2,973
Total investments (Cost $12,768,838)† 100.0%				$13,624,405
Other assets and liabilities, net 0.0%				$1,909
Total net assets 100.0%				$13,626,314

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-15.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $12,768,838. Net unrealized appreciation aggregated $855,567, of which $942,983 related to appreciated investment securities and $87,416 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-15 (unaudited)

Assets
Investments, at value (Cost $12,768,838)	$13,624,405
Receivable for fund shares sold	2,762,742
Dividends receivable	1,165
Receivable due from advisor	6,745
Other receivables and prepaid expenses	4,277
Total assets	16,399,334
Liabilities
Payable for investments purchased	2,761,655
Payable to affiliates
Accounting and legal services fees	11
Other liabilities and accrued expenses	11,354
Total liabilities	2,773,020
Net assets	$13,626,314
Net assets consist of
Paid-in capital	$12,767,866
Undistributed net investment income	2,623
Accumulated net realized gain (loss) on investments	258
Net unrealized appreciation (depreciation) on investments	855,567
Net assets	$13,626,314

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$13,626,314
Shares outstanding	500,000
Net asset value per share	$27.25

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS  For the period ended 10-31-15 (unaudited)1

Investment income
Dividends	$6,691
Total investment income	6,691
Expenses
Investment management fees	3,661
Accounting and legal services fees	138
Transfer agent fees	1,062
Printing and postage	1,246
Professional fees	5,288
Custodian fees	1,768
Registration and filing fees	998
Other	825
Total expenses	14,986
Less expense reductions	(10,918)
Net expenses	4,068
Net investment income	2,623
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	258
Change in net unrealized appreciation (depreciation) of investments	855,567
Net realized and unrealized gain	855,825
Increase in net assets from operations	$858,448

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-15[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,623
Net realized gain	258
Change in net unrealized appreciation (depreciation)	855,567
Increase in net assets resulting from operations	858,448
From fund share transactions
Shares issued	12,767,866
Total from fund share transactions	12,767,866
Total increase	13,626,314
Net assets
Beginning of period	—
End of period	$13,626,314
Undistributed net investment income	$2,623
Share activity
Shares issued	500,000
End of period	500,000

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Period ended	10-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$24.42
Net investment income[2]	0.01
Net realized and unrealized gain on investments	2.82
Total from investment operations	2.83
Net asset value, end of period	$27.25
Total return (%)[3]	11.59	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	[5]
Expenses including reductions	0.50	[5]
Net investment income	0.32	[5]
Portfolio turnover (%)[6]	—	[7]

1	Period from 9-28-15 (commencement of operations) to 10-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
7	Less than 1%.

18SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Technology ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Technology Index. The John Hancock Dimensional Technology Index comprises securities in the technology sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

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Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2015, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d)

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litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended October 31, 2015, the expense reductions described above amounted to $10,918.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2015 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended October 31, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., shares trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 92% of shares outstanding on October 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $31,835 and $15,307, respectively, for the period ended October 31, 2015. Securities received and delivered from in-kind transactions aggregated $12,749,078 and $0, respectively, for the period ended October 31, 2015.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Technology ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to the New Fund presented at their March 10-12, 2015 in-person meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on their consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies

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and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund.

The Board took into account management's discussion of the New Fund's anticipated expenses. The Board noted that the Advisor does not currently manage other funds or institutional accounts with the same or similar strategies proposed for the New Fund.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the

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advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;

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(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints, and comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's advisory fees and total expense ratio as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

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Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMT

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call
John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

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EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

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Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

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stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Technology ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF260298 JHAN-2015-12-23-0163	800SA 10/15 12/15

John Hancock

Multifactor Financials ETF
JHMF

Semiannual report 10/31/15
Exchange-traded funds

A message to shareholders

Dear shareholder,

Welcome to John Hancock Investments, and thank you for investing in a John Hancock Multifactor exchange-traded fund (ETF). At John Hancock Investments, we take a different approach to managing money on behalf of our shareholders. We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. We were pleased to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—to create a suite of passively managed ETFs. Each of our John Hancock Multifactor ETFs seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability.

This inaugural report to shareholders covers a very brief period of performance due to the fact that your ETF was launched shortly before the midpoint of its fiscal year. In this abbreviated report, your fund's portfolio managers will discuss the construction of the fund's underlying index, provide a review of the current market environment, and give a description of performance achieved so far. The next report you receive will cover the full period from the fund's inception to the end of its fiscal year on April 30, 2016.

We know you have many choices when it comes to your investments, and we appreciate the opportunity to earn the trust you've placed in John Hancock Investments.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of October 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Multifactor Financials ETF

2	Your fund at a glance
4	Discussion of fund performance
8	Premium/discount analysis
9	Your expenses
11	Fund's investments
16	Financial statements
19	Financial highlights
20	Notes to financial statements
23	Evaluation of advisory and subadvisory agreements by the Board of Trustees
28	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Financials Index.

TOTAL RETURNS AS OF 10/31/15 (%)

Market performance is determined using the closing price of the fund on its primary exchange, the NYSE Arca, at 4 P.M., Eastern time; your returns may differ if you traded shares at other times during the day. The net asset value is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, and receivables, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Financials Index comprises securities in the financial sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The Index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Financial Services Index comprises securities classified in the financial services sector of the large cap U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Risk assets rebounded

Following a challenging summer, equity markets around the world bounced back; fixed-income asset returns were more subdued, as many bond sectors ended the period roughly where they started.

Smaller-cap stocks trailed larger peers

Relative to the capitalization-weighted Russell 1000 Financial Services Index, the fund's smaller-cap bias hindered results as larger caps led the way during the period.

Value-oriented shares lagged growth counterparts

The fund emphasizes shares with lower price-to-book ratios; during the period, this value tilt also weighed on results relative to the broad market.

INDUSTRY COMPOSITION AS OF 10/31/15 (%)

A note about risks

The prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more dramatically than investments in a wider variety of sectors. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison to high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return. We refer to this as the profitability premium.

4

"The custom benchmark we developed, the John Hancock Dimensional Financials Index, is designed to capture these dimensions over time, and the fund, in turn, is designed to track the custom benchmark."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach. The custom benchmark we developed, the John Hancock Dimensional Financials Index, is designed to capture these dimensions over time, and the fund, in turn, is designed to track the custom benchmark.

What was the market environment like during the period?

The period from inception on September 28, 2015, through October 31, 2015, followed a difficult and volatile summer for equities. However, stock markets around the world subsequently snapped back for a sharp rebound, posting high single-digit percentage returns in some cases.

Broadly speaking, materials, energy, and information technology equity shares were particularly strong, while utilities—often viewed as a safe-haven sector of the stock market—generated more modest results. U.S. equities led most major markets, outpacing both emerging markets and developed markets abroad as a group. Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period.

TOP 10 HOLDINGS AS OF 10/31/15 (%)

Wells Fargo & Company	4.0
JPMorgan Chase & Co.	4.0
Berkshire Hathaway, Inc., Class B	3.9
Bank of America Corp.	3.5
Citigroup, Inc.	3.2
Visa, Inc., Class A	3.0
MasterCard, Inc., Class A	2.0
American International Group, Inc.	1.9
Capital One Financial Corp.	1.9
The Allstate Corp.	1.8
TOTAL	29.2
As a percentage of total investments.
Cash and cash equivalents are not included.

5

"Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period."

How did the fund perform during this abbreviated period?

The fund generated a 7.58% return on a net asset value (NAV) basis, which was closely in line with the custom benchmark it's intended to track, the John Hancock Dimensional Financials Index.

Our approach results in the fund broadly maintaining relatively high weightings in securities of smaller-cap issuers and in those trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund trailed the Russell 1000 Financial Services Index, a commercial cap-weighted benchmark we use as a proxy for the financials sector of the U.S. stock market. On balance, our emphasis on smaller and lower relative price shares worked against the portfolio during this truncated time period.

The premiums associated with the dimensions we've identified are unpredictable. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

We would expect smaller to outperform larger capitalizations and value to outperform growth shares over an extended time horizon, but any given trading day, month, or year can prove otherwise, and that's okay. Patience and persistence are key ingredients to success in our style of investing.

How was the fund positioned at the close of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in low-relative-price stocks and equities with smaller market capitalization while emphasizing companies with higher profitability relative to commercial cap-weighted indexes.

The fund's largest absolute exposures were to the banks, insurance, and capital markets industries. The fund had representation in different industries across the sector, and held more than 100

6

different financial service names at the end of the period. Top holdings included Wells Fargo & Company, JPMorgan Chase & Co., and Berkshire Hathaway, Inc. The fund's weighted average market capitalization was $71 billion, its price-to-book ratio was 1.3, and its price-to-earnings ratio was 13.9.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.

7

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is the daily closing price as reported on the NYSE Arca, Inc., the fund's primary listing exchange. Data presented represents past performance and cannot be used to predict future results.

Period Ended October 31, 2015

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	10	41.67%	10	41.67%
25 - < 50	1	4.17%	1	4.17%
50 - < 75	—	—	—	—
75 - < 100	1	4.16%	1	4.16%
100 or Above	—	—	—	—
Total	12	50.00%	12	50.00%

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees or brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 28, 2015, with the same investment held until October 31, 2015.

Account value on 9-28-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[1]	Annualized expense ratio
$1,000.00	$1,075.80	$0.47	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2015, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

9

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2015, with the same investment held until October 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[2]	Annualized expense ratio
$1,000.00	$1,022.60	$2.54	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 9-28-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10

Fund's investments

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 100.2%		$13,140,621
(Cost $12,594,584)
Consumer discretionary 0.5%		63,162
Internet and catalog retail 0.3%
Liberty Ventures, Series A (I)	917	39,954
Media 0.2%
Liberty Broadband Corp., Series A (I)	110	6,002
Liberty Broadband Corp., Series C (I)	320	17,206
Financials 93.2%		12,219,301
Banks 30.8%
Bank of America Corp.	27,788	466,283
Bank of the Ozarks, Inc.	440	22,009
BankUnited, Inc.	620	23,052
BB&T Corp.	3,257	120,998
BOK Financial Corp.	230	15,451
CIT Group, Inc.	1,810	77,830
Citigroup, Inc.	7,827	416,162
Citizens Financial Group, Inc.	2,885	70,106
City National Corp.	420	37,632
Comerica, Inc.	1,520	65,968
Commerce Bancshares, Inc.	870	39,629
Cullen/Frost Bankers, Inc.	490	33,536
East West Bancorp, Inc.	1,200	48,468
Fifth Third Bancorp	7,673	146,171
First Horizon National Corp.	950	13,471
First Niagara Financial Group, Inc.	1,690	17,492
First Republic Bank	1,050	68,576
Huntington Bancshares, Inc.	7,894	86,597
Investors Bancorp, Inc.	1,930	24,144
JPMorgan Chase & Co.	8,087	519,590
KeyCorp	7,210	89,548
M&T Bank Corp.	1,010	121,049
PacWest Bancorp	620	27,925
People's United Financial, Inc.	2,812	44,851
Prosperity Bancshares, Inc.	330	16,955
Regions Financial Corp.	12,852	120,166
Signature Bank (I)	344	51,228
SunTrust Banks, Inc.	4,972	206,437
SVB Financial Group (I)	420	51,269
Synovus Financial Corp.	874	27,645
The PNC Financial Services Group, Inc.	1,581	142,701
U.S. Bancorp	5,098	215,034

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Financials (continued)
Banks (continued)
Umpqua Holdings Corp.	1,360	$22,712
Webster Financial Corp.	348	12,911
Wells Fargo & Company	9,745	527,594
Zions Bancorporation	1,730	49,772
Capital markets 14.8%
Affiliated Managers Group, Inc. (I)	410	73,907
Ameriprise Financial, Inc.	1,490	171,886
BlackRock, Inc.	267	93,976
E*TRADE Financial Corp. (I)	2,110	60,156
Eaton Vance Corp.	1,130	40,804
Federated Investors, Inc., Class B	990	30,423
Franklin Resources, Inc.	1,740	70,922
Invesco, Ltd.	2,750	91,218
Legg Mason, Inc.	850	38,038
LPL Financial Holdings, Inc.	570	24,282
Morgan Stanley	3,520	116,054
Northern Trust Corp.	1,780	125,294
Northstar Asset Management, Inc.	530	7,754
Raymond James Financial, Inc.	1,050	57,866
SEI Investments Company	1,290	66,848
State Street Corp.	1,500	103,500
Stifel Financial Corp. (I)	100	4,443
T. Rowe Price Group, Inc.	1,680	127,042
TD Ameritrade Holding Corp.	2,090	72,042
The Bank of New York Mellon Corp.	4,596	191,423
The Charles Schwab Corp.	4,040	123,301
The Goldman Sachs Group, Inc.	1,187	222,563
Waddell & Reed Financial, Inc., Class A	760	28,074
Consumer finance 6.3%
Ally Financial, Inc. (I)	5,841	116,353
American Express Company	2,400	175,824
Capital One Financial Corp.	3,099	244,511
Credit Acceptance Corp. (I)	60	11,345
Discover Financial Services	2,608	146,622
LendingClub Corp. (I)	920	13,046
Navient Corp.	2,922	38,541
Santander Consumer USA Holdings, Inc. (I)	952	17,146
SLM Corp. (I)	4,564	32,222
Springleaf Holdings, Inc. (I)	380	17,826
Synchrony Financial (I)	510	15,688
Diversified financial services 9.4%
Berkshire Hathaway, Inc., Class B (I)	3,810	518,232
CBOE Holdings, Inc.	650	43,576

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Diversified financial services (continued)
CME Group, Inc.	1,071	$101,177
Intercontinental Exchange, Inc.	380	95,912
Leucadia National Corp.	1,920	38,419
MarketAxess Holdings, Inc.	210	21,275
McGraw Hill Financial, Inc.	1,170	108,389
Moody's Corp.	1,202	115,584
MSCI, Inc.	940	62,980
The NASDAQ OMX Group, Inc.	930	53,838
Voya Financial, Inc.	1,660	67,346
Insurance 28.9%
ACE, Ltd.	1,139	129,322
Aflac, Inc.	2,020	128,775
Alleghany Corp. (I)	143	70,967
Allied World Assurance Company Holdings AG	920	33,451
American Financial Group, Inc.	760	54,864
American International Group, Inc.	4,012	252,997
AmTrust Financial Services, Inc.	232	15,827
Aon PLC	1,091	101,801
Arch Capital Group, Ltd. (I)	870	65,154
Arthur J. Gallagher & Company	1,180	51,601
Assurant, Inc.	630	51,364
Assured Guaranty, Ltd.	1,960	53,782
Axis Capital Holdings, Ltd.	900	48,600
Brown & Brown, Inc.	1,120	36,142
Cincinnati Financial Corp.	1,120	67,458
CNA Financial Corp.	280	10,237
CNO Financial Group, Inc.	1,790	34,386
Endurance Specialty Holdings, Ltd.	410	25,883
Erie Indemnity Company, Class A, Class A	240	20,990
Everest Re Group, Ltd.	370	65,849
First American Financial Corp.	730	27,835
FNF Group	1,740	61,387
Lincoln National Corp.	2,380	127,354
Loews Corp.	1,700	61,982
Markel Corp. (I)	80	69,440
Marsh & McLennan Companies, Inc.	2,078	115,828
MetLife, Inc.	2,674	134,716
Old Republic International Corp.	2,050	36,982
PartnerRe, Ltd.	440	61,160
Principal Financial Group, Inc.	2,770	138,943
Prudential Financial, Inc.	1,700	140,250
Reinsurance Group of America, Inc.	580	52,339
RenaissanceRe Holdings, Ltd.	380	41,659

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Financials (continued)
Insurance (continued)
StanCorp Financial Group, Inc.	277	$31,777
Symetra Financial Corp.	390	12,375
The Allstate Corp.	3,786	234,278
The Chubb Corp.	920	119,002
The Hanover Insurance Group, Inc.	280	23,590
The Hartford Financial Services Group, Inc.	4,902	226,767
The Progressive Corp.	4,790	158,693
The Travelers Companies, Inc.	1,781	201,057
Torchmark Corp.	950	55,110
Unum Group	2,110	73,112
Validus Holdings, Ltd.	840	37,212
W.R. Berkley Corp.	1,010	56,388
White Mountains Insurance Group, Ltd.	40	31,600
Willis Group Holdings PLC	1,080	48,179
XL Group PLC	2,260	86,061
Real estate management and development 1.9%
CBRE Group, Inc., Class A (I)	2,410	89,845
Forest City Enterprises, Inc., Class A (I)	1,310	28,951
Jones Lang LaSalle, Inc.	370	61,683
Realogy Holdings Corp. (I)	1,150	44,965
The Howard Hughes Corp. (I)	180	22,244
Thrifts and mortgage finance 1.1%
Hudson City Bancorp, Inc.	4,420	44,730
MGIC Investment Corp. (I)	2,050	19,270
New York Community Bancorp, Inc.	3,480	57,490
Radian Group, Inc.	1,354	19,592
TFS Financial Corp.	420	7,375
Industrials 0.8%		108,062
Professional services 0.8%
Equifax, Inc.	1,014	108,062
Information technology 5.7%		750,096
Internet software and services 0.0%
Zillow Group, Inc., Class A (I)	210	6,470
IT services 5.7%
Black Knight Financial Services, Inc., Class A (I)	60	2,162
MasterCard, Inc., Class A	2,681	265,392
The Western Union Company	4,532	87,241
Visa, Inc., Class A	5,012	388,831
Total investments (Cost $12,594,584)† 100.2%		$13,140,621
Other assets and liabilities, net (0.2%)		($29,836)
Total net assets 100.0%		$13,110,785

14SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $12,594,584. Net unrealized appreciation aggregated $546,037, of which $573,910 related to appreciated investment securities and $27,873 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-15 (unaudited)

Assets
Investments, at value (Cost $12,594,584)	$13,140,621
Receivable for fund shares sold	2,670,928
Dividends receivable	8,916
Receivable due from advisor	6,871
Other receivables and prepaid expenses	4,277
Total assets	15,831,613
Liabilities
Due to custodian	538
Payable for investments purchased	2,709,488
Payable to affiliates
Accounting and legal services fees	7
Other liabilities and accrued expenses	10,795
Total liabilities	2,720,828
Net assets	$13,110,785
Net assets consist of
Paid-in capital	$12,557,293
Undistributed net investment income	6,195
Accumulated net realized gain (loss) on investments	1,260
Net unrealized appreciation (depreciation) on investments	546,037
Net assets	$13,110,785

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$13,110,785
Shares outstanding	500,000
Net asset value per share	$26.22

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the period ended 10-31-15 (unaudited)1

Investment income
Dividends	$10,133
Total investment income	10,133
Expenses
Investment management fees	3,544
Accounting and legal services fees	134
Transfer agent fees	1,062
Printing and postage	1,246
Professional fees	5,288
Custodian fees	1,768
Registration and filing fees	998
Other	825
Total expenses	14,865
Less expense reductions	(10,927)
Net expenses	3,938
Net investment income	6,195
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	1,260
Change in net unrealized appreciation (depreciation) of investments	546,037
Net realized and unrealized gain	547,297
Increase in net assets from operations	$553,492

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-15[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$6,195
Net realized gain	1,260
Change in net unrealized appreciation (depreciation)	546,037
Increase in net assets resulting from operations	553,492
From fund share transactions
Shares issued	12,557,293
Total from fund share transactions	12,557,293
Total increase	13,110,785
Net assets
Beginning of period	—
End of period	$13,110,785
Undistributed net investment income	$6,195
Share activity
Shares issued	500,000
End of period	500,000

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Period ended	10-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$24.37
Net investment income[2]	0.02
Net realized and unrealized gain on investments	1.83
Total from investment operations	1.85
Net asset value, end of period	$26.22
Total return (%)[3]	7.58	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	[5]
Expenses including reductions	0.50	[5]
Net investment income	0.79	[5]
Portfolio turnover (%)[6]	1

1	Period from 9-28-15 (commencement of operations) to 10-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Financials ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Financials Index. The John Hancock Dimensional Financials Index comprises securities in the financial sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian

20

for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2015, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense

21

limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended October 31, 2015, the expense reductions described above amounted to $10,927.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2015 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended October 31, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., shares trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 92% of shares outstanding on October 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $144,880 and $105,709, respectively, for the period ended October 31, 2015. Securities received and delivered from in-kind transactions aggregated $12,554,153 and $0, respectively, for the period ended October 31, 2015.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

22

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Financials ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to the New Fund presented at their March 10-12, 2015 in-person meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on their consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies

23

and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund.

The Board took into account management's discussion of the New Fund's anticipated expenses. The Board noted that the Advisor does not currently manage other funds or institutional accounts with the same or similar strategies proposed for the New Fund.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

24

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

25

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's advisory fees and total expense ratio as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the

26

performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

27

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMF

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL/INTERNATIONAL FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE/SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call
John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION PORTFOLIOS

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Financials ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF260294 JHAN-2015-12-23-0159	810SA 10/15 12/15

John Hancock

Multifactor Healthcare ETF
JHMH

Semiannual report 10/31/15
Exchange-traded funds

A message to shareholders

Dear shareholder,

Welcome to John Hancock Investments, and thank you for investing in a John Hancock Multifactor exchange-traded fund (ETF). At John Hancock Investments, we take a different approach to managing money on behalf of our shareholders. We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. We were pleased to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—to create a suite of passively managed ETFs. Each of our John Hancock Multifactor ETFs seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability.

This inaugural report to shareholders covers a very brief period of performance due to the fact that your ETF was launched shortly before the midpoint of its fiscal year. In this abbreviated report, your fund's portfolio managers will discuss the construction of the fund's underlying index, provide a review of the current market environment, and give a description of performance achieved so far. The next report you receive will cover the full period from the fund's inception to the end of its fiscal year on April 30, 2016.

We know you have many choices when it comes to your investments, and we appreciate the opportunity to earn the trust you've placed in John Hancock Investments.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of October 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Multifactor Healthcare ETF

2	Your fund at a glance
4	Discussion of fund performance
8	Premium/discount analysis
9	Your expenses
11	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
21	Evaluation of advisory and subadvisory agreements by the Board of Trustees
26	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Healthcare Index.

TOTAL RETURNS AS OF 10/31/15 (%)

Market performance is determined using the closing price of the fund on its primary exchange, the NYSE Arca, at 4 P.M., Eastern time; your returns may differ if you traded shares at other times during the day. The net asset value is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, and receivables, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Healthcare Index comprises securities in the healthcare sector within the U.S. Universe whose market capitalizations are in the top 1000 U.S. companies at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Healthcare Index comprises securities within the Health Care sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Risk assets rebounded

Following a challenging summer, equity markets around the world bounced back; fixed-income asset returns were more subdued, as many bond sectors ended the period roughly where they started.

Smaller-cap stocks trailed larger peers

Relative to the capitalization-weighted Russell 1000 Healthcare Index, the fund's smaller-cap bias hindered results as larger caps led the way during the period.

Value-oriented shares lagged growth counterparts

The fund emphasizes shares with lower price-to-book ratios; during the period, this value tilt also weighed on results relative to the broad market.

INDUSTRY COMPOSITION AS OF 10/31/15 (%)

A note about risks

The prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more dramatically than investments in a wider variety of sectors. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price (as measured, for instance, by their price-to-book ratios) in comparison with high relative price stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return. We refer to this as the profitability premium.

4

"Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time ..."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach. The custom benchmark we developed, the John Hancock Dimensional Healthcare Index, is designed to capture these dimensions over time, and the fund, in turn, is designed to track the custom benchmark.

What was the market environment like during the period?

The period from inception on September 28, 2015, through October 31, 2015, followed a difficult and volatile summer for equities. However, stock markets around the world subsequently snapped back for a sharp rebound, posting high single-digit percentage returns in some cases.

Broadly speaking, materials, energy, and technology equity shares were particularly strong, while utilities—often viewed as a safe-haven sector of the stock market—generated more modest results. U.S. equities led most major markets, outpacing both emerging markets and developed

TOP 10 HOLDINGS AS OF 10/31/15 (%)

Pfizer, Inc.	5.7
Johnson & Johnson	5.4
Merck & Company, Inc.	4.3
Gilead Sciences, Inc.	3.7
UnitedHealth Group, Inc.	3.5
Amgen, Inc.	3.4
Allergan PLC	2.6
Medtronic PLC	2.4
Celgene Corp.	2.2
Baxter International, Inc.	2.1
TOTAL	35.3
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period."
markets abroad as a group. Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period.

How did the fund perform during this abbreviated period?

The fund generated an 8.82% return on a net asset value (NAV) basis, which was closely in line with the custom benchmark it's intended to track, the John Hancock Dimensional Healthcare Index.

Our approach results in the fund broadly maintaining relatively high weightings in securities of smaller-cap issuers and in those trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund lagged the Russell 1000 Healthcare Index, a commercial cap-weighted benchmark we can use as a proxy for the healthcare sector of the U.S. stock market. On balance, our emphasis on smaller and lower relative price shares worked against the fund during this time period.

The premiums associated with the dimensions we've identified are unpredictable. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

We would expect smaller to outperform larger capitalizations and value to outperform growth shares over an extended time horizon; any given trading day, month, or year can prove otherwise, and that's okay. Patience and persistence are key ingredients to success in our style of investing.

How was the fund positioned at the close of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in low-relative-price stocks and equities with smaller market capitalization while emphasizing companies with higher profitability relative to commercial cap-weighted indexes.

The fund's largest absolute exposures were to the pharmaceuticals and healthcare providers and

6

services industries. The fund had representation across the industries within the sector and held more than 100 different healthcare names as of the end of the period. Top holdings included Pfizer, Inc., Johnson & Johnson, and Merck & Company. The fund's weighted average market capitalization was $75 billion, its price-to-book ratio was 3.3, and its price-to-earnings ratio was 20.8.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.

7

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is the daily closing price as reported on the NYSE Arca, Inc., the fund's primary listing exchange. Data presented represents past performance and cannot be used to predict future results.

Period Ended October 31, 2015

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	5	20.83%	10	41.66%
25 - < 50	4	16.67%	2	8.33%
50 - < 75	1	4.17%	1	4.17%
75 - < 100	—	—	—	—
100 or Above	—	—	1	4.17%
Total	10	41.67%	14	58.33%

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees or brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 28, 2015, with the same investment held until October 31, 2015.

Account value on 9-28-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[1]	Annualized expense ratio
$1,000.00	$1,088.20	$0.47	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2015, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

9

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2015, with the same investment held until October 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[2]	Annualized expense ratio
$1,000.00	$1,022.60	$2.54	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 9-28-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10

Fund's investments

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 100.0%		$13,018,335
(Cost $12,299,145)
Health care 100.0%		13,018,335
Biotechnology 21.0%
AbbVie, Inc.	4,504	268,213
ACADIA Pharmaceuticals, Inc. (I)	300	10,446
Alexion Pharmaceuticals, Inc. (I)	641	112,816
Alkermes PLC (I)	920	66,166
Alnylam Pharmaceuticals, Inc. (I)	380	32,661
Amgen, Inc.	2,821	446,226
Anacor Pharmaceuticals, Inc. (I)	140	15,737
Baxalta, Inc.	1,730	59,616
Biogen, Inc. (I)	760	220,788
BioMarin Pharmaceutical, Inc. (I)	840	98,314
Bluebird Bio, Inc. (I)	170	13,112
Celgene Corp. (I)	2,370	290,823
Cepheid, Inc. (I)	374	12,492
Dyax Corp. (I)	540	14,866
Gilead Sciences, Inc.	4,414	477,286
Incyte Corp. (I)	1,290	151,614
Intercept Pharmaceuticals, Inc. (I)	74	11,633
Intrexon Corp. (I)	230	7,728
Isis Pharmaceuticals, Inc. (I)	620	29,853
Juno Therapeutics, Inc. (I)	280	14,493
Medivation, Inc. (I)	790	33,227
Neurocrine Biosciences, Inc. (I)	320	15,709
OPKO Health, Inc. (I)	1,722	16,273
Regeneron Pharmaceuticals, Inc. (I)	230	128,200
Seattle Genetics, Inc. (I)	580	24,064
Ultragenyx Pharmaceutical, Inc. (I)	120	11,922
United Therapeutics Corp. (I)	420	61,585
Vertex Pharmaceuticals, Inc. (I)	700	87,318
Health care equipment and supplies 22.2%
Abbott Laboratories	4,994	223,731
ABIOMED, Inc. (I)	140	10,312
Alere, Inc. (I)	660	30,439
Align Technology, Inc. (I)	540	35,348
Baxter International, Inc.	7,418	277,359
Becton, Dickinson and Company	990	141,095
Boston Scientific Corp. (I)	11,428	208,904
C.R. Bard, Inc.	814	151,689
DENTSPLY International, Inc.	1,320	80,322

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
DexCom, Inc. (I)	370	$30,828
Edwards Lifesciences Corp. (I)	990	155,579
Hologic, Inc. (I)	2,774	107,798
IDEXX Laboratories, Inc. (I)	990	67,934
Intuitive Surgical, Inc. (I)	288	143,021
Medtronic PLC	4,164	307,803
ResMed, Inc.	1,154	66,482
Sirona Dental Systems, Inc. (I)	540	58,930
St. Jude Medical, Inc.	3,104	198,066
STERIS Corp.	530	39,724
Stryker Corp.	1,360	130,043
Teleflex, Inc.	400	53,200
The Cooper Companies, Inc.	400	60,944
Varian Medical Systems, Inc. (I)	1,214	95,335
West Pharmaceutical Services, Inc.	630	37,806
Zimmer Biomet Holdings, Inc.	1,654	172,959
Health care providers and services 26.2%
Acadia Healthcare Company, Inc. (I)	410	25,178
Aetna, Inc.	2,224	255,271
AmerisourceBergen Corp.	1,140	110,021
Amsurg Corp. (I)	570	39,951
Anthem, Inc.	1,565	217,770
Brookdale Senior Living, Inc. (I)	1,470	30,738
Cardinal Health, Inc.	1,934	158,975
Centene Corp. (I)	1,180	70,186
Cigna Corp.	1,430	191,677
Community Health Systems, Inc. (I)	1,840	51,594
DaVita HealthCare Partners, Inc. (I)	2,080	161,221
Envision Healthcare Holdings, Inc. (I)	1,640	46,248
Express Scripts Holding Company (I)	2,640	228,043
HCA Holdings, Inc. (I)	1,294	89,014
Health Net, Inc. (I)	630	40,484
HealthSouth Corp.	960	33,437
Henry Schein, Inc. (I)	890	135,022
Humana, Inc.	890	158,981
Laboratory Corp. of America Holdings (I)	1,080	132,559
LifePoint Health, Inc. (I)	410	28,241
McKesson Corp.	824	147,331
MEDNAX, Inc. (I)	1,044	73,571
Molina Healthcare, Inc. (I)	360	22,320
Patterson Companies, Inc.	1,060	50,244
Quest Diagnostics, Inc.	2,000	135,900
Team Health Holdings, Inc. (I)	720	42,962

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (I)	1,320	$41,408
UnitedHealth Group, Inc.	3,834	451,566
Universal Health Services, Inc., Class B	1,313	160,304
VCA, Inc. (I)	740	40,530
WellCare Health Plans, Inc. (I)	400	35,440
Life sciences tools and services 4.0%
Bio-Rad Laboratories, Inc., Class A (I)	210	29,291
Bio-Techne Corp.	310	27,342
Charles River Laboratories International, Inc. (I)	320	20,877
Illumina, Inc. (I)	590	84,535
PAREXEL International Corp. (I)	570	35,978
Quintiles Transnational Holdings, Inc. (I)	550	35,008
Thermo Fisher Scientific, Inc.	1,320	172,630
VWR Corp. (I)	390	10,729
Waters Corp. (I)	850	108,630
Pharmaceuticals 26.6%
Akorn, Inc. (I)	570	15,242
Allergan PLC (I)	1,080	333,148
Bristol-Myers Squibb Company	3,934	259,447
Catalent, Inc. (I)	860	22,859
Eli Lilly & Company	2,484	202,620
Endo International PLC (I)	1,484	89,025
Horizon Pharma PLC (I)	730	11,476
Jazz Pharmaceuticals PLC (I)	560	76,877
Johnson & Johnson	7,014	708,624
Mallinckrodt PLC (I)	1,030	67,640
Merck & Company, Inc.	10,338	565,075
Mylan NV (I)	1,824	80,420
Perrigo Company PLC	700	110,418
Pfizer, Inc.	21,877	739,880
Zoetis, Inc.	4,314	185,545
Total investments (Cost $12,299,145)† 100.0%		$13,018,335
Other assets and liabilities, net 0.0%		$2,619
Total net assets 100.0%		$13,020,954

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $12,299,145. Net unrealized appreciation aggregated $719,190, of which $802,930 related to appreciated investment securities and $83,740 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-15 (unaudited)

Assets
Investments, at value (Cost $12,299,145)	$13,018,335
Receivable for investments sold	5,225
Receivable for fund shares sold	2,611,388
Dividends receivable	3,265
Receivable due from advisor	6,913
Other receivables and prepaid expenses	4,277
Total assets	15,649,403
Liabilities
Due to custodian	3,234
Payable for investments purchased	2,613,855
Payable to affiliates
Accounting and legal services fees	7
Other liabilities and accrued expenses	11,353
Total liabilities	2,628,449
Net assets	$13,020,954
Net assets consist of
Paid-in capital	$12,301,149
Undistributed net investment income	884
Accumulated net realized gain (loss) on investments	(269)
Net unrealized appreciation (depreciation) on investments	719,190
Net assets	$13,020,954

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$13,020,954
Shares outstanding	500,000
Net asset value per share	$26.04

14SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the period ended 10-31-15 (unaudited)1

Investment income
Dividends	$4,774
Total investment income	4,774
Expenses
Investment management fees	3,501
Accounting and legal services fees	132
Transfer agent fees	1,062
Printing and postage	1,246
Professional fees	5,288
Custodian fees	1,768
Registration and filing fees	998
Other	825
Total expenses	14,820
Less expense reductions	(10,930)
Net expenses	3,890
Net investment income	884
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(269)
Change in net unrealized appreciation (depreciation) of investments	719,190
Net realized and unrealized gain	718,921
Increase in net assets from operations	$719,805

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-15[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$884
Net realized loss	(269)
Change in net unrealized appreciation (depreciation)	719,190
Increase in net assets resulting from operations	719,805
From fund share transactions
Shares issued	12,301,149
Total from fund share transactions	12,301,149
Total increase	13,020,954
Net assets
Beginning of period	—
End of period	$13,020,954
Undistributed net investment income	$884
Share activity
Shares issued	500,000
End of period	500,000

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

16SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Period ended	10-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$23.93
Net investment income[2]	—	[3]
Net realized and unrealized gain on investments	2.11
Total from investment operations	2.11
Net asset value, end of period	$26.04
Total return (%)[4]	8.82	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	[6]
Expenses including reductions	0.50	[6]
Net investment income	0.11	[6]
Portfolio turnover (%)[7]	—	[8]

1	Period from 9-28-15 (commencement of operations) to 10-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
8	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS17

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Healthcare ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Healthcare Index. The John Hancock Dimensional Healthcare Index comprises securities in the healthcare sector within the U.S. Universe whose market capitalizations are in the top 1000 U.S. companies at the time of reconstitution.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian

18

for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2015, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense

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limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended October 31, 2015, the expense reductions described above amounted to $10,930.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2015 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended October 31, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., shares trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 92% of shares outstanding on October 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $8,376 and $14,369, respectively, for the period ended October 31, 2015. Securities received and delivered from in-kind transactions aggregated $12,305,407 and $0, respectively, for the period ended October 31, 2015.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Healthcare ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to the New Fund presented at their March 10-12, 2015 in-person meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on their consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies

21

and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund.

The Board took into account management's discussion of the New Fund's anticipated expenses. The Board noted that the Advisor does not currently manage other funds or institutional accounts with the same or similar strategies proposed for the New Fund.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

22

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

23

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's advisory fees and total expense ratio. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

24

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

25

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMH

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

26

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

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Fundamental Large Cap Core

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New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

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U.S. Global Leaders Growth

Value Equity

GLOBAL/INTERNATIONAL FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

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Core High Yield

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High Yield Municipal Bond

Income

Investment Grade Bond

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Short Duration Credit Opportunities

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Tax-Free Bond

ALTERNATIVE/SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call
John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION PORTFOLIOS

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Healthcare ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF260295 JHAN-2015-12-23-0160	820SA 10/15 12/15

John Hancock

Multifactor Consumer Discretionary ETF
JHMC

Semiannual report 10/31/15
Exchange-traded funds

A message to shareholders

Dear shareholder,

Welcome to John Hancock Investments, and thank you for investing in a John Hancock Multifactor exchange-traded fund (ETF). At John Hancock Investments, we take a different approach to managing money on behalf of our shareholders. We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. We were pleased to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—to create a suite of passively managed ETFs. Each of our John Hancock Multifactor ETFs seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability.

This inaugural report to shareholders covers a very brief period of performance due to the fact that your ETF was launched shortly before the midpoint of its fiscal year. In this abbreviated report, your fund's portfolio managers will discuss the construction of the fund's underlying index, provide a review of the current market environment, and give a description of performance achieved so far. The next report you receive will cover the full period from the fund's inception to the end of its fiscal year on April 30, 2016.

We know you have many choices when it comes to your investments, and we appreciate the opportunity to earn the trust you've placed in John Hancock Investments.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of October 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Multifactor Consumer Discretionary ETF

2	Your fund at a glance
4	Discussion of fund performance
8	Premium/discount analysis
9	Your expenses
11	Fund's investments
16	Financial statements
19	Financial highlights
20	Notes to financial statements
23	Evaluation of advisory and subadvisory agreements by the Board of Trustees
28	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Discretionary Index.

TOTAL RETURNS AS OF 10/31/15 (%)

Market performance is determined using the closing price of the fund on its primary exchange, the NYSE Arca, at 4 P.M., Eastern time; your returns may differ if you traded shares at other times during the day. The net asset value is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, and receivables, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Consumer Discretionary Index comprises securities in the consumer discretionary sector within the U.S. Universe whose market capitalizations are in the top 1000 U.S. companies at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

Russell 1000 Consumer Discretionary Index comprises securities within the Consumer Discretionary sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Risk assets rebounded

Following a challenging summer, equity markets around the world bounced back; fixed-income asset returns were more subdued, as many bond sectors ended the period roughly where they started.

Smaller-cap stocks trailed larger peers

Relative to the capitalization-weighted Russell 1000 Consumer Discretionary Index, the fund's smaller-cap bias hindered results as larger caps led the way during the period.

Value-oriented shares lagged growth counterparts

The fund emphasizes shares with lower price-to-book ratios; during the period, this value tilt also weighed on results relative to the broad market.

INDUSTRY COMPOSITION AS OF 10/31/15 (%)

A note about risks

The prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more dramatically than investments in a wider variety of sectors. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium or equity risk premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return. We refer to this as the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance

4

"Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time ..."
over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach. The custom benchmark we developed, the John Hancock Dimensional Consumer Discretionary Index, is designed to capture these dimensions over time, and the fund, in turn, is designed to track the custom benchmark.

What was the market environment like during the period?

The period from inception on September 28, 2015, through October 31, 2015, followed a difficult and volatile summer for equities. However, stock markets around the world subsequently snapped back for a sharp rebound, posting high single-digit percentage returns in some cases.

Broadly speaking, materials, energy, and technology equity shares were particularly strong, while utilities—often viewed as a safe-haven sector of the stock market—generated more modest results. U.S. equities led most major markets, outpacing both emerging markets and developed markets abroad as a group. Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period.

TOP 10 HOLDINGS AS OF 10/31/15 (%)

Amazon.com, Inc.	4.0
Comcast Corp., Class A	3.5
The Walt Disney Company	3.4
The Home Depot, Inc.	3.2
McDonald's Corp.	2.5
Starbucks Corp.	1.7
Delphi Automotive PLC	1.7
NIKE, Inc., Class B	1.7
Lowe's Companies, Inc.	1.6
Macy's, Inc.	1.5
TOTAL	24.8
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period."

How did the fund perform during this abbreviated period?

The fund generated an 8.54% return on a net asset value (NAV) basis, which was slightly below the custom benchmark it's intended to track, the John Hancock Dimensional Consumer Discretionary Index.

Our approach results in the fund broadly maintaining relatively high weightings in securities of smaller-cap issuers and in those trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund trailed the Russell 1000 Consumer Discretionary Index, a commercial cap-weighted benchmark we use as a proxy for the consumer discretionary portion of the U.S. stock market. On balance, our emphasis on smaller and lower relative price shares worked against the fund during this time period.

The premiums associated with the dimensions we've identified are unpredictable. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

We would expect smaller to outperform larger capitalizations and value to outperform growth shares over an extended time horizon; any given trading day, month, or year can prove otherwise, and that's okay. Patience and persistence are key ingredients to success in our style of investing.

How was the fund positioned at the close of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in low-relative-price stocks and equities with smaller market capitalization while emphasizing companies with higher profitability relative to commercial cap-weighted indexes.

The fund's largest absolute exposures were to the media; specialty retail; and hotels, restaurants, and leisure industries of the consumer discretionary sector.

The fund was broadly diversified across the sector with more than 100 different consumer

6

discretionary names. Top holdings included Amazon.com, Inc., Comcast Corp., and The Walt Disney Company. The fund's weighted average market capitalization was $53 billion, its price-to-book ratio was 3.6, and its price-to-earnings ratio was 20.1.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.

7

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is the daily closing price as reported on the NYSE Arca, Inc., the fund's primary listing exchange. Data presented represents past performance and cannot be used to predict future results.

Period Ended October 31, 2015

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	14	58.33%	7	29.17%
25 - < 50	1	4.17%	—	—
50 - < 75	—	—	2	8.33%
75 - < 100	—	—	—	—
100 or Above	—	—	—	—
Total	15	62.50%	9	37.50%

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees or brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 28, 2015, with the same investment held until October 31, 2015.

Account value on 9-28-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[1]	Annualized expense ratio
$1,000.00	$1,085.40	$0.47	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2015, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

9

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2015, with the same investment held until October 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[2]	Annualized expense ratio
$1,000.00	$1,022.60	$2.54	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 9-28-2015. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10

Fund's investments

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 100.0%		$13,131,576
(Cost $12,457,701)
Consumer discretionary 99.9%		13,122,544
Auto components 5.9%
Autoliv, Inc.	730	88,505
BorgWarner, Inc.	1,800	77,076
Delphi Automotive PLC	2,680	222,949
Gentex Corp.	2,130	34,911
Johnson Controls, Inc.	2,534	114,486
Lear Corp.	760	95,046
The Goodyear Tire & Rubber Company	2,790	91,624
Visteon Corp. (I)	420	45,809
Automobiles 3.7%
Ford Motor Company	12,854	190,368
General Motors Company	4,250	148,368
Harley-Davidson, Inc.	1,950	96,428
Tesla Motors, Inc. (I)	220	45,525
Distributors 1.3%
Genuine Parts Company	1,240	112,542
LKQ Corp. (I)	1,910	56,555
Diversified consumer services 1.7%
Bright Horizons Family Solutions, Inc. (I)	180	11,524
Graham Holdings Company, Class B	50	27,624
H&R Block, Inc.	2,590	96,503
Service Corp. International	2,110	59,629
ServiceMaster Global Holdings, Inc. (I)	960	34,224
Hotels, restaurants and leisure 15.0%
ARAMARK	1,710	51,899
Brinker International, Inc.	690	31,402
Buffalo Wild Wings, Inc. (I)	120	18,512
Carnival Corp.	1,920	103,834
Chipotle Mexican Grill, Inc. (I)	220	140,851
Cracker Barrel Old Country Store, Inc.	200	27,492
Darden Restaurants, Inc.	880	54,463
Domino's Pizza, Inc.	330	35,201
Dunkin' Brands Group, Inc.	860	35,613
Extended Stay America, Inc.	400	7,680
Hilton Worldwide Holdings, Inc.	1,774	44,332
International Game Technology PLC	570	9,245
Las Vegas Sands Corp.	1,020	50,500
Marriott International, Inc., Class A	1,250	95,975
McDonald's Corp.	2,930	328,893

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International (I)	3,390	$78,614
Norwegian Cruise Line Holdings, Ltd. (I)	850	54,077
Panera Bread Company, Class A (I)	240	42,569
Royal Caribbean Cruises, Ltd.	1,280	125,882
Six Flags Entertainment Corp.	640	33,306
Starbucks Corp.	3,650	228,381
Starwood Hotels & Resorts Worldwide, Inc.	1,320	105,428
Vail Resorts, Inc.	260	29,684
Wyndham Worldwide Corp.	1,130	91,926
Wynn Resorts, Ltd.	394	27,560
Yum! Brands, Inc.	1,670	118,420
Household durables 6.1%
D.R. Horton, Inc.	2,610	76,838
Harman International Industries, Inc.	490	53,880
Jarden Corp. (I)	1,370	61,376
Leggett & Platt, Inc.	1,120	50,434
Lennar Corp., Class A	1,310	65,592
Lennar Corp., Class B	70	2,901
Mohawk Industries, Inc. (I)	470	91,885
Newell Rubbermaid, Inc.	2,240	95,043
NVR, Inc. (I)	40	65,510
PulteGroup, Inc.	2,464	45,165
Tempur Sealy International, Inc. (I)	440	34,250
Toll Brothers, Inc. (I)	1,250	44,963
Whirlpool Corp.	700	112,098
Internet and catalog retail 8.1%
Amazon.com, Inc. (I)	830	519,497
Expedia, Inc.	830	113,129
HSN, Inc.	280	17,318
Liberty Interactive Corp., Series A (I)	3,724	101,926
Netflix, Inc. (I)	700	75,866
The Priceline Group, Inc. (I)	122	177,417
TripAdvisor, Inc. (I)	790	66,186
Leisure products 1.8%
Brunswick Corp.	650	34,977
Hasbro, Inc.	1,020	78,367
Mattel, Inc.	2,744	67,448
Polaris Industries, Inc.	490	55,047
Media 22.4%
AMC Networks, Inc., Class A (I)	400	29,556
Cablevision Systems Corp., Class A	1,690	55,077
CBS Corp., Class B	1,770	82,340

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Charter Communications, Inc., Class A (I)	670	$127,930
Cinemark Holdings, Inc.	980	34,731
Comcast Corp., Class A	7,414	464,265
Comcast Corp., Special Class A	1,432	89,801
Discovery Communications, Inc., Series A (I)	1,800	52,992
Discovery Communications, Inc., Series C (I)	1,030	28,346
DISH Network Corp., Class A (I)	1,260	79,342
Liberty Global PLC, Series A (I)	1,510	67,225
Liberty Global PLC, Series C (I)	2,390	101,910
Liberty Media Corp., Series A (I)	2,340	95,378
Lions Gate Entertainment Corp.	590	22,992
Live Nation Entertainment, Inc. (I)	950	25,916
MSG Networks, Inc. (I)	530	10,876
News Corp., Class A	2,570	39,578
News Corp., Class B	730	11,300
Omnicom Group, Inc.	2,590	194,043
Scripps Networks Interactive, Inc., Class A	830	49,866
Sirius XM Holdings, Inc. (I)	16,444	67,092
Starz, Class A (I)	1,010	33,845
TEGNA, Inc.	2,410	65,166
The Interpublic Group of Companies, Inc.	3,590	82,319
The Madison Square Garden Company, Class A (I)	178	31,773
The Walt Disney Company	3,950	449,273
Time Warner Cable, Inc.	882	167,051
Time Warner, Inc.	2,160	162,734
Twenty-First Century Fox, Inc., Class A	3,514	107,845
Twenty-First Century Fox, Inc., Class B	1,130	34,894
Viacom, Inc.	50	2,567
Viacom, Inc., Class B	1,650	81,362
Multiline retail 7.1%
Burlington Stores, Inc. (I)	480	23,078
Dillard's, Inc., Class A	290	25,949
Dollar General Corp.	2,520	170,780
Dollar Tree, Inc. (I)	1,830	119,847
Kohl's Corp.	2,320	106,998
Macy's, Inc.	3,844	195,967
Nordstrom, Inc.	1,460	95,207
Target Corp.	2,460	189,863
Specialty retail 20.6%
Advance Auto Parts, Inc.	680	134,932
American Eagle Outfitters, Inc.	1,160	17,725
AutoNation, Inc. (I)	750	47,393

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
AutoZone, Inc. (I)	200	$156,882
Bed Bath & Beyond, Inc. (I)	1,790	106,738
Best Buy Company, Inc.	2,880	100,886
Cabela's, Inc. (I)	370	14,493
CarMax, Inc. (I)	1,490	87,925
Dick's Sporting Goods, Inc.	880	39,204
Foot Locker, Inc.	1,300	88,075
GameStop Corp., Class A	1,120	51,598
GNC Holdings, Inc., Class A	800	23,800
L Brands, Inc.	940	90,221
Lowe's Companies, Inc.	2,920	215,584
O'Reilly Automotive, Inc. (I)	500	138,130
Office Depot, Inc. (I)	3,320	25,298
Penske Automotive Group, Inc.	350	17,094
Restoration Hardware Holdings, Inc. (I)	200	20,618
Ross Stores, Inc.	3,770	190,687
Sally Beauty Holdings, Inc. (I)	1,040	24,450
Signet Jewelers, Ltd.	370	55,848
Staples, Inc.	4,810	62,482
The Gap, Inc.	2,504	68,159
The Home Depot, Inc.	3,414	422,107
The Michaels Companies, Inc. (I)	400	9,352
The TJX Companies, Inc.	2,140	156,627
Tiffany & Company	790	65,128
Tractor Supply Company	1,110	102,553
Ulta Salon Cosmetics & Fragrance, Inc. (I)	490	85,240
Urban Outfitters, Inc. (I)	980	28,028
Williams-Sonoma, Inc.	814	60,033
Textiles, apparel and luxury goods 6.2%
Carter's, Inc.	470	42,714
Coach, Inc.	1,194	37,253
Columbia Sportswear Company	170	9,325
Hanesbrands, Inc.	3,280	104,763
Lululemon Athletica, Inc. (I)	720	35,402
Michael Kors Holdings, Ltd. (I)	1,430	55,255
NIKE, Inc., Class B	1,670	218,820
PVH Corp.	620	56,389
Ralph Lauren Corp.	570	63,139
Skechers U.S.A., Inc., Class A (I)	597	18,626
Under Armour, Inc., Class A (I)	900	85,572
VF Corp.	1,220	82,374

14SEE NOTES TO FINANCIAL STATEMENTS

			Shares	Value
Financials 0.1%				$9,032
Diversified financial services 0.1%
Morningstar, Inc.			110	9,032
	Yield (%)		Shares	Value
Short-term investments 0.0%
(Cost $2,691)
Money market funds 0.0%				2,691
State Street Institutional Liquid Reserves Fund	0.1451(Y	)	2,691	$2,691
Total investments (Cost $12,460,392)† 100.0%				$13,134,267
Other assets and liabilities, net 0.0%				$5,254
Total net assets 100.0%				$13,139,521

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-15.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $12,460,392. Net unrealized appreciation aggregated $673,875, of which $788,049 related to appreciated investment securities and $114,174 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-15 (unaudited)

Assets
Investments, at value (Cost $12,460,392)	$13,134,267
Receivable for fund shares sold	2,620,546
Dividends receivable	4,044
Receivable due from advisor	6,871
Other receivables and prepaid expenses	4,280
Total assets	15,770,008
Liabilities
Payable for investments purchased	2,619,124
Payable to affiliates
Accounting and legal services fees	8
Other liabilities and accrued expenses	11,355
Total liabilities	2,630,487
Net assets	$13,139,521
Net assets consist of
Paid-in capital	$12,458,720
Undistributed net investment income	6,926
Net unrealized appreciation (depreciation) on investments	673,875
Net assets	$13,139,521

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$13,139,521
Shares outstanding	500,000
Net asset value per share	$26.28

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the period ended 10-31-15 (unaudited)1

Investment income
Dividends	$10,860
Total investment income	10,860
Expenses
Investment management fees	3,540
Accounting and legal services fees	134
Transfer agent fees	1,062
Printing and postage	1,246
Professional fees	5,288
Custodian fees	1,768
Registration and filing fees	998
Other	825
Total expenses	14,861
Less expense reductions	(10,927)
Net expenses	3,934
Net investment income	6,926
Realized and unrealized gain (loss)
Change in net unrealized appreciation (depreciation) of investments	673,875
Net realized and unrealized gain	673,875
Increase in net assets from operations	$680,801

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-15[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$6,926
Change in net unrealized appreciation (depreciation)	673,875
Increase in net assets resulting from operations	680,801
From fund share transactions
Shares issued	12,458,720
Total from fund share transactions	12,458,720
Total increase	13,139,521
Net assets
Beginning of period	—
End of period	$13,139,521
Undistributed net investment income	$6,926
Share activity
Shares issued	500,000
End of period	500,000

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Period ended	10-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$24.21
Net investment income[2]	0.02
Net realized and unrealized gain on investments	2.05
Total from investment operations	2.07
Net asset value, end of period	$26.28
Total return (%)[3]	8.54	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	[5]
Expenses including reductions	0.50	[5]
Net investment income	0.88	[5]
Portfolio turnover (%)[6]	—

1	Period from 9-28-15 (commencement of operations) to 10-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Consumer Discretionary ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Discretionary Index. The John Hancock Dimensional Consumer Discretionary Index comprises securities in the consumer discretionary sector within the U.S. Universe whose market capitalizations are in the top 1000 U.S. companies at the time of reconstitution.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

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Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31, 2015, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d)

21

litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended October 31, 2015, the expense reductions described above amounted to $10,927.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2015 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended October 31, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., shares trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 92% of shares outstanding on October 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $2,760 and $0, respectively, for the period ended October 31, 2015. Securities received and delivered from in-kind transactions aggregated $12,454,941 and $0, respectively, for the period ended October 31, 2015.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Consumer Discretionary ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to the New Fund presented at their March 10-12, 2015 in-person meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on their consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies

23

and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund.

The Board took into account management's discussion of the New Fund's anticipated expenses. The Board noted that the Advisor does not currently manage other funds or institutional accounts with the same or similar strategies proposed for the New Fund.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

24

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints; and
(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

25

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's advisory fees and total expense ratio. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

26

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMC

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

28

John Hancock family of funds

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Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE/SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call
John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION PORTFOLIOS

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Consumer Discretionary ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF260293 JHAN-2015-12-23-0158	830SA 10/15 12/15

John Hancock

Multifactor Mid Cap ETF
JHMM

Semiannual report 10/31/15
Exchange-traded funds

A message to shareholders

Dear shareholder,

Welcome to John Hancock Investments, and thank you for investing in a John Hancock Multifactor exchange-traded fund (ETF). At John Hancock Investments, we take a different approach to managing money on behalf of our shareholders. We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. We were pleased to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—to create a suite of passively managed ETFs. Each of our John Hancock Multifactor ETFs seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability.

This inaugural report to shareholders covers a very brief period of performance due to the fact that your ETF was launched shortly before the midpoint of its fiscal year. In this abbreviated report, your fund's portfolio managers will discuss the construction of the fund's underlying index, provide a review of the current market environment, and give a description of performance achieved so far. The next report you receive will cover the full period from the fund's inception to the end of its fiscal year on April 30, 2016.

We know you have many choices when it comes to your investments, and we appreciate the opportunity to earn the trust you've placed in John Hancock Investments.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of October 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Multifactor Mid Cap ETF

2	Your fund at a glance
4	Discussion of fund performance
8	Premium/discount analysis
9	Your expenses
11	Fund's investments
30	Financial statements
33	Financial highlights
34	Notes to financial statements
37	Evaluation of advisory and subadvisory agreements by the Board of Trustees
42	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Mid Cap Index.

TOTAL RETURNS AS OF 10/31/15 (%)

Market performance is determined using the closing price of the fund on its primary exchange, the NYSE Arca, at 4 P.M., Eastern time; your returns may differ if you traded shares at other times during the day. The net asset value is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, and receivables, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. company at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell Midcap Index comprises approximately 800 of the smallest securities of the mid-cap segment of the U.S. companies.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Risk assets rebounded

Following a challenging summer, equity markets around the world bounced back; fixed-income asset returns were more subdued, as many bond sectors ended the period roughly where they started.

Smaller-cap stocks trailed larger peers

Relative to the capitalization-weighted Russell Midcap Index, the fund's smaller-cap bias hindered results as larger caps led the way during the period.

Mid-cap value-oriented shares finished in line with growth counterparts

There was little dispersion between the Russell Midcap Value and Midcap Growth Indexes, which had a negligible effect on the fund's performance during this abbreviated time period.

SECTOR COMPOSITION AS OF 10/31/15 (%)

A note about risks

The stock prices of midsize companies can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return. This is called the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance

4

"The custom benchmark we developed, the John Hancock Dimensional Mid Cap Index, is designed to capture these dimensions over time, and the fund, in turn, is designed to track the custom benchmark."
over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach. The custom benchmark we developed, the John Hancock Dimensional Mid Cap Index, is designed to capture these dimensions over time, and the fund, in turn, is designed to track the custom benchmark.

What was the market environment like during the period?

The abbreviated period from inception on September 28, 2015, through October 31, 2015, followed a difficult and volatile summer for equities. However, stock markets around the world subsequently snapped back for a sharp rebound, posting high single-digit percentage returns in some cases.

Broadly speaking, materials, energy, and technology equity shares were particularly strong, while utilities—often viewed as a safe-haven sector of the stock market—generated more modest results. U.S. equities led most major markets, outpacing both emerging markets and developed markets abroad as a group. Large-capitalization stocks outpaced mid and small caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period.

TOP 10 HOLDINGS AS OF 10/31/15 (%)

Fiserv, Inc.	0.5
AutoZone, Inc.	0.4
Ross Stores, Inc.	0.4
Dr. Pepper Snapple Group, Inc.	0.4
Western Digital Corp.	0.4
Xcel Energy, Inc.	0.4
Lear Corp.	0.4
DaVita HealthCare Partners, Inc.	0.4
Cerner Corp.	0.4
Universal Health Services, Inc., Class B	0.4
TOTAL	4.1
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"Larger-capitalization stocks outpaced smaller caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period."

How did the fund perform during this abbreviated period?

The fund generated a 7.75% return on a net asset value (NAV) basis, which was slightly behind the custom benchmark it's intended to track, the John Hancock Dimensional Mid Cap Index, which was up 7.80%.

Our approach generally results in the fund broadly maintaining relatively high weightings in securities of smaller-cap issuers and in those trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies with higher profitability.

The fund lagged the Russell Mid Cap Index, up 8.04%, a commercial cap-weighted benchmark we use as a proxy for the middle portion of the U.S. stock market. The fund's emphasis on smaller shares relative to the cap-weighted benchmark worked against it during this time period. The cap-weighted benchmark held larger shares above the fund's mid-cap-size ceiling, which outperformed the smaller-capitalization shares held by the fund during the period.

The premiums associated with the dimensions we've identified are unpredictable. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. Patience and persistence are key ingredients to success in our style of investing.

How was the fund positioned at the close of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in low-relative-price stocks and equities with smaller market capitalization while emphasizing companies with higher profitability relative to commercial cap-weighted indexes.

The fund's largest absolute exposures were to the financials, information technology, and consumer discretionary sectors.

6

The fund was broadly diversified across more than 600 names. The fund's weighted average market capitalization was $10 billion, its price-to-book ratio was 2.3, and its price-to-earnings ratio was 19.1.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.

7

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is the daily closing price as reported on the NYSE Arca, Inc., the fund's primary listing exchange. Data presented represents past performance and cannot be used to predict future results.

Period Ended October 31, 2015

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	10	41.67%	10	41.67%
25 - < 50	1	4.17%	1	4.17%
50 - < 75	1	4.16%	—	—
75 - < 100	—	—	1	4.16%
100 or Above	—	—	—	—
Total	12	50.00%	12	50.00%

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees or brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 28, 2015, with the same investment held until October 31, 2015.

Account value on 9-28-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[1]	Annualized expense ratio
$1,000.00	$1,077.50	$0.42	0.45%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2015, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

9

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2015, with the same investment held until October 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[2]	Annualized expense ratio
$1,000.00	$1,022.90	$2.29	0.45%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 9-28-2015. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10

Fund's investments

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 99.9%		$13,075,662
(Cost $12,498,351)
Consumer discretionary 16.9%		2,204,909
Auto components 1.6%
Autoliv, Inc.	280	33,947
BorgWarner, Inc.	540	23,123
Delphi Automotive PLC	360	29,948
Gentex Corp.	974	15,964
Lear Corp.	410	51,275
The Goodyear Tire & Rubber Company	1,240	40,722
Visteon Corp. (I)	180	19,633
Automobiles 0.2%
Harley-Davidson, Inc.	590	29,176
Distributors 0.5%
Genuine Parts Company	440	39,934
LKQ Corp. (I)	660	19,543
Diversified consumer services 0.6%
Bright Horizons Family Solutions, Inc. (I)	50	3,201
Graham Holdings Company, Class B	15	8,287
H&R Block, Inc.	830	30,926
Service Corp. International	900	25,434
ServiceMaster Global Holdings, Inc. (I)	290	10,339
Hotels, restaurants and leisure 2.2%
ARAMARK	590	17,907
Buffalo Wild Wings, Inc. (I)	8	1,234
Chipotle Mexican Grill, Inc. (I)	60	38,414
Cracker Barrel Old Country Store, Inc.	10	1,375
Darden Restaurants, Inc.	270	16,710
Domino's Pizza, Inc.	140	14,934
Dunkin' Brands Group, Inc.	320	13,251
Extended Stay America, Inc.	180	3,456
Hyatt Hotels Corp., Class A (I)	50	2,520
Marriott International, Inc., Class A	120	9,214
MGM Resorts International (I)	1,020	23,654
Norwegian Cruise Line Holdings, Ltd. (I)	240	15,269
Panera Bread Company, Class A (I)	100	17,737
Royal Caribbean Cruises, Ltd.	340	33,439
Six Flags Entertainment Corp.	190	9,888
Starwood Hotels & Resorts Worldwide, Inc.	370	29,552
Vail Resorts, Inc.	60	6,850
Wyndham Worldwide Corp.	380	30,913

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Consumer discretionary (continued)
Household durables 2.4%
D.R. Horton, Inc.	910	$26,790
Garmin, Ltd.	290	10,286
Harman International Industries, Inc.	210	23,092
Jarden Corp. (I)	430	19,264
Leggett & Platt, Inc.	550	24,767
Lennar Corp., Class A	480	24,034
Lennar Corp., Class B	30	1,243
Mohawk Industries, Inc. (I)	160	31,280
Newell Rubbermaid, Inc.	704	29,871
NVR, Inc. (I)	20	32,755
PulteGroup, Inc.	1,020	18,697
Tempur Sealy International, Inc. (I)	100	7,784
Toll Brothers, Inc. (I)	540	19,424
Whirlpool Corp.	257	41,156
Internet and catalog retail 0.7%
Expedia, Inc.	200	27,260
Liberty Interactive Corp., Series A (I)	1,320	36,128
Liberty Ventures, Series A (I)	312	13,594
TripAdvisor, Inc. (I)	230	19,269
Leisure products 0.6%
Brunswick Corp.	280	15,067
Hasbro, Inc.	300	23,049
Mattel, Inc.	1,050	25,809
Polaris Industries, Inc.	180	20,221
Media 2.0%
AMC Networks, Inc., Class A (I)	150	11,084
Cablevision Systems Corp., Class A	790	25,746
Charter Communications, Inc., Class A (I)	130	24,822
Cinemark Holdings, Inc.	410	14,530
Liberty Broadband Corp., Series A (I)	40	2,182
Liberty Broadband Corp., Series C (I)	130	6,990
Liberty Media Corp., Series A (I)	260	10,598
Liberty Media Corp., Series C (I)	250	9,788
Lions Gate Entertainment Corp.	220	8,573
Live Nation Entertainment, Inc. (I)	420	11,458
MSG Networks, Inc., Class A (I)	234	4,802
News Corp., Class A	960	14,784
News Corp., Class B	290	4,489
Scripps Networks Interactive, Inc., Class A	230	13,818
Starz, Class A (I)	140	4,691
TEGNA, Inc.	1,510	40,830
The Interpublic Group of Companies, Inc.	1,400	32,102
The Madison Square Garden Company, Class A (I)	78	13,923

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Multiline retail 0.9%
Burlington Stores, Inc. (I)	160	$7,693
Dillard's, Inc., Class A	120	10,738
Dollar Tree, Inc. (I)	640	41,914
Kohl's Corp.	550	25,366
Nordstrom, Inc.	430	28,040
Specialty retail 3.9%
Advance Auto Parts, Inc.	226	44,845
AutoNation, Inc. (I)	300	18,957
AutoZone, Inc. (I)	70	54,909
Bed Bath & Beyond, Inc. (I)	380	22,659
Best Buy Company, Inc.	720	25,222
CarMax, Inc. (I)	530	31,275
Dick's Sporting Goods, Inc.	410	18,266
Foot Locker, Inc.	400	27,100
GameStop Corp., Class A	530	24,417
GNC Holdings, Inc., Class A	340	10,115
Office Depot, Inc. (I)	1,300	9,906
Penske Automotive Group, Inc.	160	7,814
Restoration Hardware Holdings, Inc. (I)	70	7,216
Ross Stores, Inc.	1,080	54,626
Sally Beauty Holdings, Inc. (I)	420	9,874
Signet Jewelers, Ltd.	79	11,924
Staples, Inc.	1,289	16,744
The Gap, Inc.	76	2,069
The Michaels Companies, Inc. (I)	150	3,507
Tiffany & Company	240	19,786
Tractor Supply Company	310	28,641
Ulta Salon Cosmetics & Fragrance, Inc. (I)	150	26,094
Urban Outfitters, Inc. (I)	410	11,726
Williams-Sonoma, Inc.	340	25,075
Textiles, apparel and luxury goods 1.3%
Carter's, Inc.	190	17,267
Coach, Inc.	440	13,728
Columbia Sportswear Company	60	3,291
Hanesbrands, Inc.	1,060	33,856
Lululemon Athletica, Inc. (I)	240	11,801
Michael Kors Holdings, Ltd. (I)	270	10,433
PVH Corp.	190	17,281
Ralph Lauren Corp.	180	19,939
Skechers U.S.A., Inc., Class A (I)	149	4,649
Under Armour, Inc., Class A (I)	340	32,327

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Consumer staples 5.1%		$663,406
Beverages 1.1%
Brown-Forman Corp., Class A	10	1,148
Brown-Forman Corp., Class B	264	28,032
Coca-Cola Enterprises, Inc.	650	33,371
Dr. Pepper Snapple Group, Inc.	600	53,622
Molson Coors Brewing Company, Class B	340	29,954
Food and staples retailing 0.3%
Casey's General Stores, Inc.	70	7,435
Rite Aid Corp. (I)	2,260	17,809
Whole Foods Market, Inc.	474	14,201
Food products 2.8%
Blue Buffalo Pet Products Inc (I)	50	897
Bunge, Ltd.	340	24,806
Campbell Soup Company	370	18,792
ConAgra Foods, Inc.	890	36,090
Flowers Foods, Inc.	730	19,710
Hormel Foods Corp.	380	25,669
Ingredion, Inc.	370	35,172
Keurig Green Mountain, Inc.	140	7,105
McCormick & Company, Inc.	320	26,874
Mead Johnson Nutrition Company	63	5,166
Pilgrim's Pride Corp.	250	4,748
Pinnacle Foods, Inc.	310	13,665
Post Holdings, Inc. (I)	100	6,427
Seaboard Corp. (I)	1	3,368
The Hain Celestial Group, Inc. (I)	270	13,460
The Hershey Company	370	32,815
The J.M. Smucker Company	260	30,521
The WhiteWave Foods Company (I)	410	16,802
Tyson Foods, Inc., Class A	940	41,698
Household products 0.6%
Church & Dwight Company, Inc.	360	30,992
Spectrum Brands Holdings, Inc.	80	7,668
The Clorox Company	290	35,363
Personal products 0.3%
Coty, Inc., Class A	60	1,737
Edgewell Personal Care Company	280	23,719
Herbalife, Ltd. (I)	260	14,570
Energy 3.4%		450,706
Energy equipment and services 1.0%
Cameron International Corp. (I)	514	34,957
Core Laboratories NV	140	16,286
FMC Technologies, Inc. (I)	640	21,651

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Helmerich & Payne, Inc.	370	$20,820
Nabors Industries, Ltd.	1,230	12,349
Oceaneering International, Inc.	320	13,446
Weatherford International PLC (I)	820	8,397
Oil, gas and consumable fuels 2.4%
Antero Resources Corp. (I)	30	707
Cabot Oil & Gas Corp.	810	17,585
Cheniere Energy Partners LP Holdings LLC	70	1,378
Cheniere Energy, Inc. (I)	220	10,894
Cimarex Energy Company	190	22,431
Columbia Pipeline Group, Inc.	558	11,590
Concho Resources, Inc. (I)	240	27,818
CONSOL Energy, Inc.	560	3,730
CVR Energy, Inc.	60	2,668
Diamondback Energy, Inc. (I)	110	8,122
Energen Corp.	390	22,679
EnLink Midstream LLC	100	1,970
EQT Corp.	360	23,785
Gulfport Energy Corp. (I)	190	5,789
HollyFrontier Corp.	570	27,913
Murphy Oil Corp.	590	16,774
Newfield Exploration Company (I)	640	25,722
ONEOK, Inc.	610	20,691
Range Resources Corp.	280	8,523
Southwestern Energy Company (I)	300	3,312
Targa Resources Corp.	90	5,144
Tesoro Corp.	350	37,426
Western Refining, Inc.	210	8,740
Whiting Petroleum Corp. (I)	430	7,409
Financials 19.4%		2,541,256
Banks 3.5%
Bank of the Ozarks, Inc.	110	5,502
BankUnited, Inc.	150	5,577
BOK Financial Corp.	100	6,718
CIT Group, Inc.	690	29,670
Citizens Financial Group, Inc.	592	14,386
City National Corp.	200	17,920
Comerica, Inc.	590	25,606
Commerce Bancshares, Inc.	370	16,854
Cullen/Frost Bankers, Inc.	210	14,372
East West Bancorp, Inc.	520	21,003
Fifth Third Bancorp	1,310	24,956

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Financials (continued)
Banks (continued)
First Niagara Financial Group, Inc.	115	$1,190
First Republic Bank	460	30,043
Huntington Bancshares, Inc.	2,754	30,211
Investors Bancorp, Inc.	860	10,759
KeyCorp	2,470	30,677
M&T Bank Corp.	169	20,255
PacWest Bancorp	250	11,260
People's United Financial, Inc.	1,214	19,363
Prosperity Bancshares, Inc.	140	7,193
Regions Financial Corp.	3,314	30,986
Signature Bank (I)	170	25,316
SVB Financial Group (I)	190	23,193
Synovus Financial Corp.	294	9,299
Umpqua Holdings Corp.	410	6,847
Zions Bancorporation	770	22,153
Capital markets 2.0%
Affiliated Managers Group, Inc. (I)	150	27,039
Ameriprise Financial, Inc.	340	39,222
E*TRADE Financial Corp. (I)	880	25,089
Eaton Vance Corp.	580	20,944
Invesco, Ltd.	637	21,129
Legg Mason, Inc.	410	18,348
LPL Financial Holdings, Inc.	270	11,502
Northern Trust Corp.	310	21,821
Raymond James Financial, Inc.	460	25,351
SEI Investments Company	460	23,837
TD Ameritrade Holding Corp.	690	23,784
Consumer finance 0.6%
Ally Financial, Inc. (I)	1,074	21,394
Credit Acceptance Corp. (I)	20	3,782
LendingClub Corp. (I)	290	4,112
Navient Corp.	1,370	18,070
Santander Consumer USA Holdings, Inc. (I)	380	6,844
SLM Corp. (I)	2,220	15,673
Springleaf Holdings, Inc. (I)	130	6,098
Diversified financial services 1.3%
CBOE Holdings, Inc.	280	18,771
FactSet Research Systems, Inc.	170	29,770
Leucadia National Corp.	830	16,608
MarketAxess Holdings, Inc.	13	1,317
Moody's Corp.	360	34,618
MSCI, Inc.	440	29,480
NASDAQ, Inc.	340	19,683

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Diversified financial services (continued)
Voya Financial, Inc.	410	$16,634
Insurance 5.9%
Alleghany Corp. (I)	64	31,761
Allied World Assurance Company Holdings AG	400	14,544
American Financial Group, Inc.	380	27,432
AmTrust Financial Services, Inc.	110	7,504
Arch Capital Group, Ltd. (I)	340	25,463
Arthur J. Gallagher & Company	510	22,302
Assurant, Inc.	330	26,905
Assured Guaranty, Ltd.	860	23,598
Axis Capital Holdings, Ltd.	500	27,000
Brown & Brown, Inc.	560	18,071
Cincinnati Financial Corp.	414	24,935
CNA Financial Corp.	80	2,925
CNO Financial Group, Inc.	100	1,921
Endurance Specialty Holdings, Ltd.	112	7,071
Erie Indemnity Company, Class A, Class A	60	5,248
Everest Re Group, Ltd.	150	26,696
First American Financial Corp.	192	7,321
FNF Group	510	17,993
Lincoln National Corp.	600	32,106
Loews Corp.	314	11,448
Markel Corp. (I)	30	26,040
Old Republic International Corp.	1,090	19,664
PartnerRe, Ltd.	240	33,360
Principal Financial Group, Inc.	724	36,316
Reinsurance Group of America, Inc.	300	27,072
RenaissanceRe Holdings, Ltd.	210	23,022
StanCorp Financial Group, Inc.	81	9,292
Symetra Financial Corp.	110	3,490
The Hanover Insurance Group, Inc.	17	1,432
The Hartford Financial Services Group, Inc.	780	36,083
The Progressive Corp.	1,000	33,130
Torchmark Corp.	500	29,005
Unum Group	670	23,216
Validus Holdings, Ltd.	370	16,391
W.R. Berkley Corp.	520	29,032
White Mountains Insurance Group, Ltd.	20	15,800
Willis Group Holdings PLC	480	21,413
XL Group PLC	694	26,428
Real estate investment trusts 5.0%
Alexandria Real Estate Equities, Inc.	170	15,256
American Campus Communities, Inc.	270	10,954

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Apartment Investment & Management Company, Class A	380	$14,892
AvalonBay Communities, Inc.	160	27,973
BioMed Realty Trust, Inc.	484	11,330
Brixmor Property Group, Inc.	350	8,967
Camden Property Trust	210	15,496
Corrections Corp. of America	420	11,970
CubeSmart	310	8,624
DDR Corp.	730	12,264
Digital Realty Trust, Inc.	210	15,532
Douglas Emmett, Inc.	340	10,387
Duke Realty Corp.	840	17,388
Equinix, Inc.	128	37,975
Equity Commonwealth (I)	39	1,120
Equity LifeStyle Properties, Inc.	170	10,282
Essex Property Trust, Inc.	100	22,044
Extra Space Storage, Inc.	260	20,602
Federal Realty Investment Trust	150	21,524
Gaming and Leisure Properties, Inc.	160	4,667
Highwoods Properties, Inc.	210	9,125
Hospitality Properties Trust	370	9,931
Host Hotels & Resorts, Inc.	1,090	18,890
Iron Mountain, Inc.	630	19,303
Kilroy Realty Corp.	210	13,826
Kimco Realty Corp.	614	16,437
Lamar Advertising Company, Class A	270	15,236
LaSalle Hotel Properties	200	5,882
Liberty Property Trust	360	12,247
Mid-America Apartment Communities, Inc.	170	14,482
National Retail Properties, Inc.	314	11,932
Omega Healthcare Investors, Inc.	380	13,118
Paramount Group, Inc.	210	3,732
Plum Creek Timber Company, Inc.	420	17,111
Realty Income Corp.	340	16,816
Regency Centers Corp.	230	15,631
RLJ Lodging Trust	230	5,771
Senior Housing Properties Trust	550	8,355
SL Green Realty Corp.	150	17,793
Spirit Realty Capital, Inc.	940	9,569
Strategic Hotels & Resorts, Inc. (I)	320	4,512
Sun Communities, Inc.	2	134
Taubman Centers, Inc.	150	11,547
The Macerich Company	230	19,490
UDR, Inc.	570	19,642

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
VEREIT, Inc.	650	$5,369
Weingarten Realty Investors	290	10,370
Weyerhaeuser Company	700	20,531
WP Carey, Inc.	220	13,941
Real estate management and development 0.7%
CBRE Group, Inc., Class A (I)	790	29,451
Forest City Enterprises, Inc., Class A (I)	510	11,271
Jones Lang LaSalle, Inc.	160	26,674
Realogy Holdings Corp. (I)	480	18,768
The Howard Hughes Corp. (I)	79	9,763
Thrifts and mortgage finance 0.4%
Hudson City Bancorp, Inc.	1,620	16,394
New York Community Bancorp, Inc.	1,570	25,936
Radian Group, Inc.	360	5,209
TFS Financial Corp.	180	3,161
Health care 10.5%		1,380,362
Biotechnology 1.3%
ACADIA Pharmaceuticals, Inc. (I)	70	2,437
Alkermes PLC (I)	300	21,576
Alnylam Pharmaceuticals, Inc. (I)	82	7,048
Anacor Pharmaceuticals, Inc. (I)	30	3,372
BioMarin Pharmaceutical, Inc. (I)	220	25,749
Bluebird Bio, Inc. (I)	60	4,628
Cepheid, Inc. (I)	110	3,674
Incyte Corp. (I)	170	19,980
Intercept Pharmaceuticals, Inc. (I)	20	3,144
Intrexon Corp. (I)	70	2,352
Isis Pharmaceuticals, Inc. (I)	210	10,112
Juno Therapeutics, Inc. (I)	80	4,141
Medivation, Inc. (I)	400	16,824
Neurocrine Biosciences, Inc. (I)	80	3,927
OPKO Health, Inc. (I)	540	5,103
Seattle Genetics, Inc. (I)	180	7,468
Ultragenyx Pharmaceutical, Inc. (I)	30	2,981
United Therapeutics Corp. (I)	190	27,860
Health care equipment and supplies 3.4%
ABIOMED, Inc. (I)	40	2,946
Alere, Inc. (I)	280	12,914
Align Technology, Inc. (I)	190	12,437
Boston Scientific Corp. (I)	2,254	41,203
C.R. Bard, Inc.	230	42,861
DENTSPLY International, Inc.	640	38,944

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
DexCom, Inc. (I)	110	$9,165
Edwards Lifesciences Corp. (I)	290	45,574
Hologic, Inc. (I)	934	36,295
IDEXX Laboratories, Inc. (I)	380	26,076
ResMed, Inc.	510	29,381
Sirona Dental Systems, Inc. (I)	230	25,100
St. Jude Medical, Inc.	270	17,229
STERIS Corp.	190	14,241
Teleflex, Inc.	160	21,280
The Cooper Companies, Inc.	170	25,901
Varian Medical Systems, Inc. (I)	390	30,627
West Pharmaceutical Services, Inc.	210	12,602
Health care providers and services 3.7%
Acadia Healthcare Company, Inc. (I)	150	9,212
AmerisourceBergen Corp.	404	38,990
Amsurg Corp. (I)	139	9,743
Brookdale Senior Living, Inc. (I)	650	13,592
Centene Corp. (I)	392	23,316
Community Health Systems, Inc. (I)	640	17,946
DaVita HealthCare Partners, Inc. (I)	660	51,157
Envision Healthcare Holdings, Inc. (I)	572	16,130
Health Net, Inc. (I)	260	16,708
HealthSouth Corp.	172	5,991
Henry Schein, Inc. (I)	280	42,479
Laboratory Corp. of America Holdings (I)	339	41,609
MEDNAX, Inc. (I)	450	31,712
Molina Healthcare, Inc. (I)	100	6,200
Patterson Companies, Inc.	470	22,278
Premier, Inc., Class A (I)	60	2,029
Quest Diagnostics, Inc.	544	36,965
Team Health Holdings, Inc. (I)	210	12,531
Tenet Healthcare Corp. (I)	420	13,175
Universal Health Services, Inc., Class B	390	47,615
VCA, Inc. (I)	240	13,145
WellCare Health Plans, Inc. (I)	160	14,176
Health care technology 0.6%
athenahealth, Inc. (I)	100	15,245
Cerner Corp. (I)	770	51,043
IMS Health Holdings, Inc. (I)	220	5,988
Life sciences tools and services 1.0%
Agilent Technologies, Inc.	500	18,880
Bio-Rad Laboratories, Inc., Class A (I)	90	12,553
Bio-Techne Corp.	13	1,147

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (I)	84	$26,123
PAREXEL International Corp. (I)	110	6,943
PerkinElmer, Inc.	500	25,820
Quintiles Transnational Holdings, Inc. (I)	150	9,548
Waters Corp. (I)	270	34,506
Pharmaceuticals 0.5%
Akorn, Inc. (I)	190	5,081
Catalent, Inc. (I)	190	5,050
Endo International PLC (I)	250	14,998
Horizon Pharma PLC (I)	210	3,301
Jazz Pharmaceuticals PLC (I)	130	17,846
Mallinckrodt PLC (I)	250	16,418
Zoetis, Inc.	140	6,021
Industrials 14.6%		1,908,413
Aerospace and defense 1.7%
B/E Aerospace, Inc.	350	16,433
Hexcel Corp.	340	15,749
Huntington Ingalls Industries, Inc.	190	22,789
L-3 Communications Holdings, Inc.	220	27,808
Orbital ATK, Inc.	210	17,980
Rockwell Collins, Inc.	410	35,555
Spirit AeroSystems Holdings, Inc., Class A (I)	340	17,932
Teledyne Technologies, Inc. (I)	90	8,031
Textron, Inc.	790	33,314
TransDigm Group, Inc. (I)	119	26,162
Air freight and logistics 0.4%
C.H. Robinson Worldwide, Inc.	430	29,833
Expeditors International of Washington, Inc.	530	26,389
Airlines 0.6%
Alaska Air Group, Inc.	530	40,413
Allegiant Travel Company	5	987
JetBlue Airways Corp. (I)	1,100	27,324
Spirit Airlines, Inc. (I)	170	6,310
Building products 0.9%
Allegion PLC	270	17,596
AO Smith Corp.	240	18,437
Fortune Brands Home & Security, Inc.	470	24,595
Lennox International, Inc.	140	18,593
Masco Corp.	580	16,820
Owens Corning	440	20,033
USG Corp. (I)	240	5,657

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
Industrials (continued)
Commercial services and supplies 1.6%
Cintas Corp.	280	$26,065
Copart, Inc. (I)	550	19,916
KAR Auction Services, Inc.	510	19,584
Pitney Bowes, Inc.	664	13,712
Republic Services, Inc.	800	34,992
Rollins, Inc.	340	9,119
Stericycle, Inc. (I)	187	22,696
The ADT Corp.	750	24,780
Tyco International PLC	108	3,936
Waste Connections, Inc.	530	28,874
Construction and engineering 0.6%
AECOM (I)	390	11,493
Chicago Bridge & Iron Company NV	292	13,102
Fluor Corp.	440	21,036
Jacobs Engineering Group, Inc. (I)	380	15,253
Quanta Services, Inc. (I)	710	14,278
Electrical equipment 1.1%
Acuity Brands, Inc.	90	19,674
AMETEK, Inc.	680	37,278
Hubbell, Inc., Class B	280	27,118
Rockwell Automation, Inc.	360	39,298
Sensata Technologies Holding NV (I)	420	20,198
SolarCity Corp. (I)	100	2,965
Industrial conglomerates 0.5%
Carlisle Companies, Inc.	230	20,010
Roper Technologies, Inc.	240	44,724
Machinery 3.7%
AGCO Corp.	380	18,388
Allison Transmission Holdings, Inc.	570	16,359
Colfax Corp. (I)	210	5,662
Donaldson Company, Inc.	650	19,630
Dover Corp.	530	34,148
Flowserve Corp.	450	20,862
Graco, Inc.	210	15,414
IDEX Corp.	320	24,563
Ingersoll-Rand PLC	384	22,756
ITT Corp.	210	8,312
Lincoln Electric Holdings, Inc.	360	21,532
Nordson Corp.	200	14,248
Parker-Hannifin Corp.	440	46,068
Pentair PLC	440	24,605
Snap-on, Inc.	190	31,519

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	400	$42,392
The Middleby Corp. (I)	160	18,710
The Toro Company	140	10,538
Trinity Industries, Inc.	660	17,866
WABCO Holdings, Inc. (I)	210	23,568
Wabtec Corp.	260	21,546
Xylem, Inc.	660	24,031
Marine 0.1%
Kirby Corp. (I)	220	14,364
Professional services 1.3%
Equifax, Inc.	360	38,365
IHS, Inc., Class A (I)	160	19,126
ManpowerGroup, Inc.	300	27,534
Robert Half International, Inc.	490	25,803
The Dun & Bradstreet Corp.	130	14,803
Towers Watson & Company, Class A	219	27,060
TransUnion (I)	50	1,286
Verisk Analytics, Inc. (I)	290	20,767
Road and rail 1.2%
AMERCO	30	12,189
Avis Budget Group, Inc. (I)	310	15,481
Genesee & Wyoming, Inc., Class A (I)	170	11,407
Hertz Global Holdings, Inc. (I)	1,449	28,256
J.B. Hunt Transport Services, Inc.	280	21,384
Kansas City Southern	274	22,676
Old Dominion Freight Line, Inc. (I)	270	16,724
Ryder Systems, Inc.	290	20,816
Trading companies and distributors 0.8%
Fastenal Company	650	25,454
HD Supply Holdings, Inc. (I)	420	12,512
MSC Industrial Direct Company, Inc., Class A	101	6,340
United Rentals, Inc. (I)	310	23,207
W.W. Grainger, Inc.	160	33,600
Watsco, Inc.	60	7,382
Transportation infrastructure 0.1%
Macquarie Infrastructure Company LLC	180	14,319
Information technology 17.4%		2,279,264
Communications equipment 1.4%
Arista Networks, Inc. (I)	90	5,806
ARRIS Group, Inc. (I)	520	14,695
Brocade Communications Systems, Inc.	2,000	20,840
Commscope Holding Company, Inc. (I)	500	16,215

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
Information technology (continued)
Communications equipment (continued)
EchoStar Corp., Class A (I)	100	$4,483
F5 Networks, Inc. (I)	240	26,448
Harris Corp.	400	31,652
Juniper Networks, Inc.	760	23,856
Motorola Solutions, Inc.	340	23,790
NetScout Systems, Inc. (I)	33	1,184
Palo Alto Networks, Inc. (I)	80	12,880
Electronic equipment, instruments and components 2.2%
Amphenol Corp., Class A	820	44,460
Arrow Electronics, Inc. (I)	570	31,344
Avnet, Inc.	610	27,712
CDW Corp.	490	21,898
Fitbit, Inc., Class A (I)	70	2,838
Flextronics International, Ltd. (I)	3,680	41,915
FLIR Systems, Inc.	540	14,402
Ingram Micro, Inc., Class A	784	23,348
IPG Photonics Corp. (I)	110	9,088
Jabil Circuit, Inc.	910	20,912
Keysight Technologies, Inc. (I)	500	16,540
National Instruments Corp.	280	8,532
Trimble Navigation, Ltd. (I)	530	12,058
Zebra Technologies Corp., Class A (I)	120	9,228
Internet software and services 0.9%
Akamai Technologies, Inc. (I)	490	29,802
CoStar Group, Inc. (I)	60	12,184
GoDaddy, Inc., Class A (I)	20	550
InterActiveCorp	380	25,464
j2 Global, Inc.	18	1,396
MercadoLibre, Inc.	110	10,821
Pandora Media, Inc. (I)	8	92
Rackspace Hosting, Inc. (I)	510	13,184
VeriSign, Inc. (I)	340	27,404
Zillow Group, Inc., Class A (I)	60	1,849
IT services 4.5%
Alliance Data Systems Corp. (I)	150	44,572
Amdocs, Ltd.	590	35,146
Black Knight Financial Services Inc (I)	20	721
Booz Allen Hamilton Holding Corp.	260	7,660
Broadridge Financial Solutions, Inc.	530	31,577
Computer Sciences Corp.	500	33,295
DST Systems, Inc.	190	23,209
EPAM Systems, Inc. (I)	15	1,160
Euronet Worldwide, Inc. (I)	17	1,364

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
Fidelity National Information Services, Inc.	650	$47,398
Fiserv, Inc. (I)	650	62,733
FleetCor Technologies, Inc. (I)	150	21,729
Gartner, Inc. (I)	310	28,108
Genpact, Ltd. (I)	700	17,346
Global Payments, Inc.	330	45,015
Jack Henry & Associates, Inc.	330	25,522
MAXIMUS, Inc.	160	10,912
Sabre Corp.	290	8,503
Syntel, Inc. (I)	130	6,115
Teradata Corp. (I)	680	19,115
The Western Union Company	1,020	19,635
Total System Services, Inc.	470	24,652
Vantiv, Inc., Class A (I)	440	22,066
VeriFone Systems, Inc. (I)	260	7,836
WEX, Inc. (I)	140	12,587
Xerox Corp.	2,630	24,696
Semiconductors and semiconductor equipment 3.4%
Altera Corp.	820	43,091
Analog Devices, Inc.	714	42,926
Cavium, Inc. (I)	80	5,676
Cypress Semiconductor Corp. (I)	320	3,373
First Solar, Inc. (I)	170	9,702
Freescale Semiconductor, Ltd. (I)	210	7,033
KLA-Tencor Corp.	592	39,735
Lam Research Corp.	440	33,700
Linear Technology Corp.	570	25,319
Marvell Technology Group, Ltd.	1,510	12,397
Maxim Integrated Products, Inc.	830	34,013
Microchip Technology, Inc.	520	25,111
NVIDIA Corp.	1,180	33,477
ON Semiconductor Corp. (I)	2,114	23,254
Qorvo, Inc. (I)	278	12,213
Skyworks Solutions, Inc.	500	38,620
Teradyne, Inc.	900	17,568
Xilinx, Inc.	700	33,334
Software 3.7%
Activision Blizzard, Inc.	820	28,503
ANSYS, Inc. (I)	290	27,640
Autodesk, Inc. (I)	550	30,355
CA, Inc.	930	25,770
Cadence Design Systems, Inc. (I)	1,020	22,664
CDK Global, Inc.	509	25,343

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
Information technology (continued)
Software (continued)
Citrix Systems, Inc. (I)	430	$35,303
Electronic Arts, Inc. (I)	610	43,963
FireEye, Inc. (I)	230	6,015
Fortinet, Inc. (I)	380	13,057
Guidewire Software, Inc. (I)	80	4,658
Manhattan Associates, Inc. (I)	122	8,888
NetSuite, Inc. (I)	70	5,955
Nuance Communications, Inc. (I)	840	14,255
PTC, Inc. (I)	420	14,885
Red Hat, Inc. (I)	350	27,689
ServiceNow, Inc. (I)	150	12,248
Solera Holdings, Inc.	25	1,367
Splunk, Inc. (I)	220	12,355
SS&C Technologies Holdings, Inc.	240	17,796
Symantec Corp.	1,510	31,106
Synopsys, Inc. (I)	670	33,487
Tableau Software, Inc., Class A (I)	80	6,717
The Ultimate Software Group, Inc. (I)	80	16,348
Tyler Technologies, Inc. (I)	87	14,821
Workday, Inc., Class A (I)	120	9,476
Technology hardware, storage and peripherals 1.3%
NCR Corp. (I)	710	18,886
NetApp, Inc.	680	23,120
SanDisk Corp.	570	43,890
Seagate Technology PLC	994	37,832
Western Digital Corp.	790	52,788
Materials 6.1%		799,208
Chemicals 3.0%
Airgas, Inc.	234	22,501
Albemarle Corp.	300	16,056
Ashland, Inc.	260	28,527
Axalta Coating Systems, Ltd. (I)	280	7,736
Celanese Corp., Series A	390	27,710
CF Industries Holdings, Inc.	794	40,311
Cytec Industries, Inc.	110	8,186
Eastman Chemical Company	424	30,600
FMC Corp.	390	15,877
Huntsman Corp.	934	12,301
International Flavors & Fragrances, Inc.	190	22,051
NewMarket Corp.	40	15,750
Platform Specialty Products Corp. (I)	260	2,714
RPM International, Inc.	510	23,312

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Sigma-Aldrich Corp.	280	$39,122
The Mosaic Company	514	17,368
The Scotts Miracle-Gro Company, Class A	170	11,247
The Valspar Corp.	300	24,285
W.R. Grace & Company (I)	240	24,072
Westlake Chemical Corp.	110	6,630
Construction materials 0.5%
Eagle Materials, Inc.	130	8,584
Martin Marietta Materials, Inc.	150	23,273
Vulcan Materials Company	360	34,769
Containers and packaging 2.0%
AptarGroup, Inc.	280	20,597
Avery Dennison Corp.	390	25,338
Ball Corp.	410	28,085
Bemis Company, Inc.	610	27,926
Berry Plastics Group, Inc. (I)	170	5,695
Crown Holdings, Inc. (I)	450	23,868
Graphic Packaging Holding Company	1,304	18,465
Owens-Illinois, Inc. (I)	710	15,301
Packaging Corp. of America	500	34,225
Sealed Air Corp.	620	30,454
Sonoco Products Company	590	25,187
WestRock Company	89	4,785
Metals and mining 0.6%
Alcoa, Inc.	1,680	15,002
Newmont Mining Corp.	183	3,561
Nucor Corp.	514	21,742
Reliance Steel & Aluminum Company	320	19,187
Steel Dynamics, Inc.	910	16,808
Telecommunication services 0.6%		78,527
Diversified telecommunication services 0.3%
Frontier Communications Corp.	3,794	19,501
Level 3 Communications, Inc. (I)	390	19,871
Zayo Group Holdings, Inc. (I)	130	3,449
Wireless telecommunication services 0.3%
SBA Communications Corp., Class A (I)	300	35,706
Utilities 5.9%		769,611
Electric utilities 2.1%
Entergy Corp.	520	35,443
Eversource Energy	640	32,602
FirstEnergy Corp.	760	23,712

SEE NOTES TO FINANCIAL STATEMENTS27

			Shares	Value
Utilities (continued)
Electric utilities (continued)
	Great Plains Energy, Inc.		580	$15,950
	ITC Holdings Corp.		470	15,378
	OGE Energy Corp.		760	21,668
	Pepco Holdings, Inc.		910	24,233
	Pinnacle West Capital Corp.		530	33,660
	Westar Energy, Inc.		530	21,041
	Xcel Energy, Inc.		1,444	51,450
Gas utilities 0.9%
	AGL Resources, Inc.		470	29,375
	Atmos Energy Corp.		380	23,940
	National Fuel Gas Company		260	13,658
	Questar Corp.		870	17,966
	UGI Corp.		790	28,969
Independent power and renewable electricity producers 0.4%
	AES Corp.		2,130	23,324
	Calpine Corp. (I)		1,000	15,510
	NRG Energy, Inc.		800	10,312
Multi-utilities 2.2%
	Alliant Energy Corp.		430	25,379
	Ameren Corp.		660	28,829
	CenterPoint Energy, Inc.		1,290	23,930
	CMS Energy Corp.		830	29,938
	DTE Energy Company		540	44,059
	MDU Resources Group, Inc.		880	16,597
	NiSource, Inc.		1,870	35,829
	SCANA Corp.		500	29,610
	TECO Energy, Inc.		924	24,948
	Vectren Corp.		30	1,364
	WEC Energy Group, Inc.		570	29,389
Water utilities 0.3%
	American Water Works Company, Inc.		490	28,106
	Aqua America, Inc.		470	13,442
	Yield (%)		Shares	Value
Short-term investments 0.0%
(Cost $1,738)
Money market funds 0.0%				1,738
State Street Institutional Liquid Reserves Fund	0.1451(Y	)	1,738	$1,738
Total investments (Cost $12,500,089)† 99.9%				$13,077,400
Other assets and liabilities, net 0.1%				$8,121
Total net assets 100.0%				$13,085,521

28SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-15.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $12,500,089. Net unrealized appreciation aggregated $577,311, of which $680,804 related to appreciated investment securities and $103,493 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS29

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-15 (unaudited)

Assets
Investments, at value (Cost $12,500,089)	$13,077,400
Receivable for fund shares sold	2,626,441
Dividends receivable	6,188
Receivable due from advisor	7,236
Other receivables and prepaid expenses	4,277
Total assets	15,721,542
Liabilities
Payable for investments purchased	2,624,658
Payable to affiliates
Accounting and legal services fees	8
Other liabilities and accrued expenses	11,355
Total liabilities	2,636,021
Net assets	$13,085,521
Net assets consist of
Paid-in capital	$12,501,279
Undistributed net investment income	6,192
Accumulated net realized gain (loss) on investments	739
Net unrealized appreciation (depreciation) on investments	577,311
Net assets	$13,085,521

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$13,085,521
Shares outstanding	500,000
Net asset value per share	$26.17

30SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the period ended 10-31-15 (unaudited)1

Investment income
Dividends	$9,744
Total investment income	9,744
Expenses
Investment management fees	3,157
Accounting and legal services fees	134
Transfer agent fees	1,062
Printing and postage	1,246
Professional fees	5,288
Custodian fees	1,768
Registration and filing fees	998
Other	825
Total expenses	14,478
Less expense reductions	(10,926)
Net expenses	3,552
Net investment income	6,192
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	739
Change in net unrealized appreciation (depreciation) of investments	577,311
Net realized and unrealized gain	578,050
Increase in net assets from operations	$584,242

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

SEE NOTES TO FINANCIAL STATEMENTS31

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-15[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$6,192
Net realized gain	739
Change in net unrealized appreciation (depreciation)	577,311
Increase in net assets resulting from operations	584,242
From fund share transactions
Shares issued	12,501,279
Total from fund share transactions	12,501,279
Total increase	13,085,521
Net assets
Beginning of period	—
End of period	$13,085,521
Undistributed net investment income	$6,192
Share activity
Shares issued	500,000
End of period	500,000

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

32SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Period ended	10-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$24.29
Net investment income[2]	0.02
Net realized and unrealized gain on investments	1.86
Total from investment operations	1.88
Net asset value, end of period	$26.17
Total return (%)[3]	7.75	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	[5]
Expenses including reductions	0.45	[5]
Net investment income	0.78	[5]
Portfolio turnover (%)[6]	1

1	Period from 9-28-15 (commencement of operations) to 10-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS33

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Mid Cap ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Mid Cap Index. The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. company at the time of reconstitution.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

34

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.400% of the first $300 million of the fund's average daily net assets; and (b) 0.370% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31,

35

2015, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.45% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended October 31, 2015, the expense reductions described above amounted to $10,926.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2015 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended October 31, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., shares trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 92% of shares outstanding on October 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $71,342 and $63,440, respectively, for the period ended October 31, 2015. Securities received and delivered from in-kind transactions aggregated $12,489,709 and $0, respectively, for the period ended October 31, 2015.

36

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Mid Cap ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to an applicable benchmark, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to the New Fund presented at their March 10-12, 2015 in-person meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on their consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies

37

and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to an applicable benchmark.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund.

The Board took into account management's discussion of the New Fund's anticipated expenses. The Board noted that the Advisor does not currently manage other funds or institutional accounts with the same or similar strategies proposed for the New Fund.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

38

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisory fee for the New Fund will be paid by Advisor and is negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to an applicable benchmark;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints, and comparable fee information prepared by an independent third party provider of fund data; and

39

(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's advisory fees and total expense ratio. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying

40

Index as compared to an applicable benchmark. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

41

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMM

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL/INTERNATIONAL FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE/SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call
John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION PORTFOLIOS

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Mid Cap ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF260297 JHAN-2015-12-23-0162	840SA 10/15 12/15

John Hancock

Multifactor Large Cap ETF
JHML

Semiannual report 10/31/15
Exchange-traded funds

A message to shareholders

Dear shareholder,

Welcome to John Hancock Investments, and thank you for investing in a John Hancock Multifactor exchange-traded fund (ETF). At John Hancock Investments, we take a different approach to managing money on behalf of our shareholders. We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. We were pleased to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—to create a suite of passively managed ETFs. Each of our John Hancock Multifactor ETFs seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability.

This inaugural report to shareholders covers a very brief period of performance due to the fact that your ETF was launched shortly before the midpoint of its fiscal year. In this abbreviated report, your fund's portfolio managers will discuss the construction of the fund's underlying index, provide a review of the current market environment, and give a description of performance achieved so far. The next report you receive will cover the full period from the fund's inception to the end of its fiscal year on April 30, 2016.

We know you have many choices when it comes to your investments, and we appreciate the opportunity to earn the trust you've placed in John Hancock Investments.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of October 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Multifactor Large Cap ETF

2	Your fund at a glance
4	Discussion of fund performance
8	Premium/discount analysis
9	Your expenses
11	Fund's investments
32	Financial statements
35	Financial highlights
36	Notes to financial statements
39	Evaluation of advisory and subadvisory agreements by the Board of Trustees
44	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Large Cap Index.

TOTAL RETURNS AS OF 10/31/15 (%)

Market performance is determined using the closing price of the fund on its primary exchange, the NYSE Arca, at 4 P.M., Eastern time; your returns may differ if you traded shares at other times during the day. The net asset value is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, and receivables, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Index comprises 1000 of the largest securities of the large-cap segment of U.S. companies.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Risk assets rebounded

Following a challenging summer, equity markets around the world bounced back; fixed-income asset returns were more subdued, as many bond sectors ended the period roughly where they started.

Smaller-cap stocks trailed larger peers

Relative to the capitalization-weighted Russell 1000 Index, the fund's smaller-cap bias hindered results as large-caps led the way during the period.

Value-oriented shares lagged growth counterparts

The fund emphasizes shares with lower price-to-book ratios; during the period, this value tilt also weighed on results relative to the broad market.

SECTOR COMPOSITION AS OF 10/31/15 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. Errors in the construction or calculation of the fund's index may occur from time to time. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of this new exchange-traded fund (ETF)?

Research has shown that there are differences in expected returns among securities. At Dimensional Fund Advisors, we've identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in asset returns over time.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. If two companies trade at the same relative price, the one with higher profitability should have a higher expected return. The premium associated with this dimension is called the profitability premium.

4

"Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time ..."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach. The custom benchmark we developed, the John Hancock Dimensional Large Cap Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

What was the market environment like during the period?

The abbreviated period from inception on September 28, 2015, through October 31, 2015, followed a difficult and volatile summer for equities. However, stock markets around the world subsequently snapped back for a sharp rebound, posting high single-digit percentage returns in some cases.

Broadly speaking, materials, energy, and information technology equity shares were strong, while utilities—often viewed as a safe-haven sector of the stock market—generated more modest

TOP 10 HOLDINGS AS OF 10/31/15 (%)

Apple, Inc.	2.5
Microsoft Corp.	1.4
Exxon Mobil Corp.	1.3
Alphabet, Inc., Class A	1.1
Johnson & Johnson	1.0
General Electric Company	1.0
Wells Fargo & Company	0.9
JPMorgan Chase & Co.	0.9
Pfizer, Inc.	0.8
Intel Corp.	0.8
TOTAL	11.7
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"Large-capitalization stocks outpaced small caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period."
results. U.S. equities led most major markets, outpacing both emerging markets and developed markets abroad as a group. Large-capitalization stocks outpaced small caps, and growth-oriented shares outpaced their value counterparts during this relatively short time period.

How did the fund perform during this abbreviated period?

The fund generated a 9.58% return on a net asset value (NAV) basis, which was closely in line with the custom benchmark it's intended to track, the John Hancock Dimensional Large Cap Index.

Our approach generally results in the fund broadly maintaining relatively high weightings in securities of smaller-cap issuers and in those trading at lower relative prices in relation to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund lagged the Russell 1000 Index, a commercial cap-weighted benchmark we use as a proxy for the broad U.S. stock market. On balance, the fund's emphasis on smaller and lower relative price shares worked against it during this time period.

The premiums associated with the dimensions we've identified are unpredictable. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect small to outperform large and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise, and that's okay. Patience and persistence are key ingredients to success in our style of investing.

How was the fund positioned at the close of the period?

In keeping with our long-term investment approach, the fund generally held higher weights in low-relative-price stocks and equities with smaller market capitalization while emphasizing companies with higher profitability relative to commercial cap-weighted indexes.

6

The fund's largest absolute exposures were to the information technology, financials, and consumer discretionary sectors.

The fund was broadly diversified across more than 750 names. Top holdings included Apple, Inc., Microsoft Corp., and Exxon Mobil Corp. The fund's weighted average market capitalization was $94 billion, its price-to-book ratio was 2.4, and its price-to-earnings ratio was 17.8.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.

7

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is the daily closing price as reported on the NYSE Arca, Inc., the fund's primary listing exchange. Data presented represents past performance and cannot be used to predict future results.

Period Ended October 31, 2015

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	12	50.00%	8	33.33%
25 - < 50	2	8.33%	1	4.17%
50 - < 75	—	—	—	—
75 - < 100	1	4.17%	—	—
100 or Above	—	—	—	—
Total	15	62.50%	9	37.50%

8

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees or brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 28, 2015, with the same investment held until October 31, 2015.

Account value on 9-28-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[1]	Annualized expense ratio
$1,000.00	$1,095.80	$0.33	0.35%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2015, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

9

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2015, with the same investment held until October 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2015	Ending value on 10-31-2015	Expenses paid during period ended 10-31-2015[2]	Annualized expense ratio
$1,000.00	$1,023.40	$1.78	0.35%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	The inception date for the fund is 9-28-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/366 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10

Fund's investments

As of 10-31-15 (unaudited)
	Shares	Value
Common stocks 99.9%		$13,444,899
(Cost $12,717,192)
Consumer discretionary 15.1%		2,034,264
Auto components 0.8%
Autoliv, Inc.	120	14,549
BorgWarner, Inc.	286	12,247
Delphi Automotive PLC	340	28,285
Gentex Corp.	60	983
Johnson Controls, Inc.	529	23,900
Lear Corp.	120	15,007
The Goodyear Tire & Rubber Company	270	8,867
Automobiles 0.5%
Ford Motor Company	1,822	26,984
General Motors Company	440	15,360
Harley-Davidson, Inc.	340	16,813
Tesla Motors, Inc. (I)	25	5,173
Distributors 0.2%
Genuine Parts Company	256	23,235
LKQ Corp. (I)	270	7,995
Diversified consumer services 0.2%
H&R Block, Inc.	530	19,748
Service Corp. International	126	3,561
ServiceMaster Global Holdings, Inc. (I)	50	1,783
Hotels, restaurants and leisure 2.0%
ARAMARK	140	4,249
Carnival Corp.	316	17,089
Chipotle Mexican Grill, Inc. (I)	30	19,207
Darden Restaurants, Inc.	160	9,902
Domino's Pizza, Inc.	20	2,133
Dunkin' Brands Group, Inc.	90	3,727
Hilton Worldwide Holdings, Inc.	140	3,499
Las Vegas Sands Corp.	140	6,931
Marriott International, Inc., Class A	250	19,195
McDonald's Corp.	550	61,738
MGM Resorts International (I)	430	9,972
Norwegian Cruise Line Holdings, Ltd. (I)	80	5,090
Royal Caribbean Cruises, Ltd.	190	18,687
Starbucks Corp.	540	33,788
Starwood Hotels & Resorts Worldwide, Inc.	226	18,051
Wyndham Worldwide Corp.	180	14,643
Wynn Resorts, Ltd.	60	4,197
Yum! Brands, Inc.	286	20,280

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Consumer discretionary (continued)
Household durables 1.0%
D.R. Horton, Inc.	456	$13,425
Garmin, Ltd.	150	5,321
Harman International Industries, Inc.	50	5,498
Jarden Corp. (I)	200	8,960
Leggett & Platt, Inc.	170	7,655
Lennar Corp., Class A	170	8,512
Lennar Corp., Class B	10	414
Mohawk Industries, Inc. (I)	90	17,595
Newell Rubbermaid, Inc.	408	17,311
NVR, Inc. (I)	10	16,378
PulteGroup, Inc.	260	4,766
Toll Brothers, Inc. (I)	180	6,475
Whirlpool Corp.	130	20,818
Internet and catalog retail 1.4%
Amazon.com, Inc. (I)	125	78,238
Expedia, Inc.	160	21,808
Liberty Interactive Corp., Series A (I)	766	20,965
Liberty Ventures, Series A (I)	60	2,614
Netflix, Inc. (I)	140	15,173
The Priceline Group, Inc. (I)	30	43,627
TripAdvisor, Inc. (I)	90	7,540
Leisure products 0.3%
Hasbro, Inc.	190	14,598
Mattel, Inc.	546	13,421
Polaris Industries, Inc.	70	7,864
Media 3.5%
AMC Networks, Inc., Class A (I)	10	739
Cablevision Systems Corp., Class A	50	1,630
CBS Corp., Class B	366	17,026
Charter Communications, Inc., Class A (I)	90	17,185
Comcast Corp., Class A	896	56,108
Comcast Corp., Special Class A	576	36,121
Discovery Communications, Inc., Series A (I)	370	10,893
Discovery Communications, Inc., Series C (I)	90	2,477
DISH Network Corp., Class A (I)	249	15,680
Liberty Broadband Corp., Series A (I)	10	546
Liberty Broadband Corp., Series C (I)	20	1,075
Liberty Global PLC, Class A (I)	280	12,466
Liberty Global PLC, Series C (I)	296	12,621
Liberty Media Corp., Series A (I)	180	7,337
Liberty Media Corp., Series C (I)	70	2,741
Lions Gate Entertainment Corp.	20	779

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Live Nation Entertainment, Inc. (I)	80	$2,182
MSG Networks, Inc., Class A (I)	30	616
News Corp., Class A	150	2,310
News Corp., Class B	40	619
Omnicom Group, Inc.	456	34,164
Scripps Networks Interactive, Inc., Class A	120	7,210
Sirius XM Holdings, Inc. (I)	2,100	8,568
TEGNA, Inc.	330	8,923
The Interpublic Group of Companies, Inc.	636	14,583
The Madison Square Garden Company, Class A (I)	10	1,785
The Walt Disney Company	726	82,575
Time Warner Cable, Inc.	196	37,122
Time Warner, Inc.	466	35,108
Twenty-First Century Fox, Inc., Class A	676	20,746
Twenty-First Century Fox, Inc., Class B	326	10,067
Viacom, Inc., Class A	10	513
Viacom, Inc., Class B	320	15,779
Multiline retail 1.0%
Dollar General Corp.	320	21,686
Dollar Tree, Inc. (I)	296	19,385
Kohl's Corp.	338	15,589
Macy's, Inc.	590	30,078
Nordstrom, Inc.	299	19,498
Target Corp.	426	32,879
Specialty retail 3.3%
Advance Auto Parts, Inc.	140	27,780
AutoNation, Inc. (I)	90	5,687
AutoZone, Inc. (I)	40	31,376
Bed Bath & Beyond, Inc. (I)	270	16,100
Best Buy Company, Inc.	396	13,872
CarMax, Inc. (I)	250	14,753
Dick's Sporting Goods, Inc.	120	5,346
Foot Locker, Inc.	158	10,705
L Brands, Inc.	180	17,276
Lowe's Companies, Inc.	636	46,956
O'Reilly Automotive, Inc. (I)	110	30,389
Office Depot, Inc. (I)	140	1,067
Ross Stores, Inc.	796	40,262
Signet Jewelers, Ltd.	20	3,019
Staples, Inc.	696	9,041
The Gap, Inc.	390	10,616
The Home Depot, Inc.	630	77,893

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Michaels Companies, Inc. (I)	30	$701
The TJX Companies, Inc.	410	30,008
Tiffany & Company	160	13,190
Tractor Supply Company	150	13,859
Ulta Salon Cosmetics & Fragrance, Inc. (I)	60	10,438
Williams-Sonoma, Inc.	110	8,113
Textiles, apparel and luxury goods 0.9%
Carter's, Inc.	20	1,818
Coach, Inc.	290	9,048
Hanesbrands, Inc.	360	11,498
lululemon athletica, Inc. (I)	90	4,425
Michael Kors Holdings, Ltd. (I)	116	4,482
NIKE, Inc., Class B	350	45,861
PVH Corp.	76	6,912
Ralph Lauren Corp.	90	9,969
Skechers U.S.A., Inc., Class A (I)	30	936
Under Armour, Inc., Class A (I)	120	11,410
VF Corp.	240	16,205
Consumer staples 8.6%		1,165,427
Beverages 1.8%
Brown-Forman Corp., Class A	20	2,295
Brown-Forman Corp., Class B	130	13,803
Coca-Cola Enterprises, Inc.	380	19,509
Constellation Brands, Inc., Class A	140	18,872
Dr. Pepper Snapple Group, Inc.	300	26,811
Molson Coors Brewing Company, Class B	180	15,858
Monster Beverage Corp. (I)	20	2,726
PepsiCo, Inc.	766	78,278
The Coca-Cola Company	1,694	71,741
Food and staples retailing 2.0%
Costco Wholesale Corp.	206	32,573
CVS Health Corp.	610	60,256
Rite Aid Corp. (I)	618	4,870
Sysco Corp.	706	29,123
The Kroger Company	1,016	38,405
Wal-Mart Stores, Inc.	976	55,866
Walgreens Boots Alliance, Inc.	406	34,380
Whole Foods Market, Inc.	336	10,067
Food products 2.2%
Archer-Daniels-Midland Company	410	18,721
Blue Buffalo Pet Products Inc (I)	10	179
Bunge, Ltd.	210	15,322

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
Campbell Soup Company	240	$12,190
ConAgra Foods, Inc.	606	24,573
Flowers Foods, Inc.	60	1,620
General Mills, Inc.	490	28,474
Hormel Foods Corp.	220	14,861
Ingredion, Inc.	110	10,457
Kellogg Company	236	16,643
Keurig Green Mountain, Inc.	110	5,583
McCormick & Company, Inc.	176	14,780
Mead Johnson Nutrition Company	196	16,072
Mondelez International, Inc., Class A	936	43,206
Pilgrim's Pride Corp.	50	950
Pinnacle Foods, Inc.	50	2,204
The Hain Celestial Group, Inc. (I)	50	2,493
The Hershey Company	240	21,286
The J.M. Smucker Company	120	14,087
The Kraft Heinz Company	50	3,899
The WhiteWave Foods Company (I)	110	4,508
Tyson Foods, Inc., Class A	426	18,897
Household products 1.4%
Church & Dwight Company, Inc.	156	13,430
Colgate-Palmolive Company	480	31,848
Kimberly-Clark Corp.	240	28,730
Spectrum Brands Holdings, Inc.	10	959
The Clorox Company	189	23,047
The Procter & Gamble Company	1,232	94,100
Personal products 0.2%
Coty, Inc., Class A	20	579
Edgewell Personal Care Company	110	9,318
Herbalife, Ltd. (I)	20	1,121
The Estee Lauder Companies, Inc., Class A	200	16,092
Tobacco 1.0%
Altria Group, Inc.	1,036	62,647
Philip Morris International, Inc.	610	53,924
Reynolds American, Inc.	480	23,194
Energy 5.8%		778,392
Energy equipment and services 0.9%
Baker Hughes, Inc.	210	11,063
Cameron International Corp. (I)	246	16,730
Ensco PLC, Class A	100	1,663
FMC Technologies, Inc. (I)	280	9,472
Halliburton Company	386	14,815

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Helmerich & Payne, Inc.	130	$7,315
National Oilwell Varco, Inc.	250	9,410
Oceaneering International, Inc.	110	4,622
Schlumberger, Ltd.	440	34,390
Transocean, Ltd.	166	2,628
Weatherford International PLC (I)	616	6,308
Oil, gas and consumable fuels 4.9%
Anadarko Petroleum Corp.	220	14,714
Antero Resources Corp. (I)	10	236
Apache Corp.	276	13,008
Cabot Oil & Gas Corp.	330	7,164
Cheniere Energy Partners Lp Holdings Llc	20	394
Cheniere Energy, Inc. (I)	110	5,447
Chesapeake Energy Corp.	668	4,763
Chevron Corp.	976	88,699
Cimarex Energy Company	100	11,806
Columbia Pipeline Group, Inc.	80	1,662
Concho Resources, Inc. (I)	88	10,200
ConocoPhillips	776	41,400
Continental Resources, Inc. (I)	80	2,713
Devon Energy Corp.	230	9,644
EOG Resources, Inc.	220	18,887
EQT Corp.	140	9,250
Exxon Mobil Corp.	2,120	175,409
Hess Corp.	250	14,053
HollyFrontier Corp.	250	12,243
Kinder Morgan, Inc.	400	10,940
Marathon Oil Corp.	616	11,322
Marathon Petroleum Corp.	456	23,621
Murphy Oil Corp.	310	8,813
Newfield Exploration Company (I)	130	5,225
Noble Energy, Inc.	216	7,741
Occidental Petroleum Corp.	310	23,107
ONEOK, Inc.	360	12,211
Phillips 66	220	19,591
Pioneer Natural Resources Company	70	9,600
Range Resources Corp.	110	3,348
Southwestern Energy Company (I)	280	3,091
Spectra Energy Corp.	370	10,571
Tesoro Corp.	160	17,109
The Williams Companies, Inc.	506	19,957
Valero Energy Corp.	486	32,037

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 16.7%		$2,253,780
Banks 4.6%
Bank of America Corp.	3,944	66,180
BB&T Corp.	466	17,312
CIT Group, Inc.	250	10,750
Citigroup, Inc.	1,066	56,679
Citizens Financial Group, Inc.	190	4,617
City National Corp.	20	1,792
Comerica, Inc.	230	9,982
East West Bancorp, Inc.	136	5,493
Fifth Third Bancorp	1,106	21,069
First Republic Bank	140	9,143
Huntington Bancshares, Inc.	1,086	11,913
JPMorgan Chase & Co.	1,852	118,991
KeyCorp	1,136	14,109
M&T Bank Corp.	150	17,978
People's United Financial, Inc.	330	5,264
Regions Financial Corp.	1,696	15,858
Signature Bank (I)	40	5,957
SunTrust Banks, Inc.	630	26,158
SVB Financial Group (I)	40	4,883
The PNC Financial Services Group, Inc.	270	24,370
U.S. Bancorp	916	38,637
Wells Fargo & Company	2,222	120,299
Zions Bancorporation	200	5,754
Capital markets 2.3%
Affiliated Managers Group, Inc. (I)	66	11,897
Ameriprise Financial, Inc.	286	32,993
BlackRock, Inc.	53	18,654
E*TRADE Financial Corp. (I)	210	5,987
Franklin Resources, Inc.	280	11,413
Invesco, Ltd.	456	15,126
Legg Mason, Inc.	146	6,534
Morgan Stanley	670	22,090
Northern Trust Corp.	250	17,598
Raymond James Financial, Inc.	146	8,046
SEI Investments Company	210	10,882
State Street Corp.	296	20,424
T. Rowe Price Group, Inc.	280	21,174
TD Ameritrade Holding Corp.	400	13,788
The Bank of New York Mellon Corp.	686	28,572
The Charles Schwab Corp.	620	18,922
The Goldman Sachs Group, Inc.	230	43,125

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
Financials (continued)
Consumer finance 0.8%
Ally Financial, Inc. (I)	360	$7,171
American Express Company	510	37,363
Capital One Financial Corp.	406	32,033
Discover Financial Services	466	26,199
LendingClub Corp. (I)	60	851
Navient Corp.	260	3,429
Santander Consumer USA Holdings, Inc. (I)	90	1,621
Springleaf Holdings, Inc. (I)	20	938
Synchrony Financial (I)	50	1,538
Diversified financial services 1.7%
Berkshire Hathaway, Inc., Class B (I)	754	102,559
CBOE Holdings, Inc.	40	2,682
CME Group, Inc.	226	21,350
FactSet Research Systems, Inc.	50	8,756
Intercontinental Exchange, Inc.	70	17,668
Leucadia National Corp.	300	6,003
McGraw Hill Financial, Inc.	240	22,234
Moody's Corp.	250	24,040
MSCI, Inc.	120	8,040
NASDAQ, Inc.	160	9,262
Voya Financial, Inc.	160	6,491
Insurance 4.0%
ACE, Ltd.	240	27,250
Aflac, Inc.	310	19,763
Alleghany Corp. (I)	20	9,925
American Financial Group, Inc.	140	10,107
American International Group, Inc.	530	33,422
AmTrust Financial Services, Inc.	10	682
Aon PLC	228	21,275
Arch Capital Group, Ltd. (I)	160	11,982
Arthur J. Gallagher & Company	150	6,560
Assurant, Inc.	20	1,631
Axis Capital Holdings, Ltd.	160	8,640
Brown & Brown, Inc.	130	4,195
Cincinnati Financial Corp.	190	11,444
CNA Financial Corp.	46	1,682
Everest Re Group, Ltd.	70	12,458
FNF Group	160	5,645
Lincoln National Corp.	360	19,264
Loews Corp.	380	13,855
Markel Corp. (I)	12	10,416
Marsh & McLennan Companies, Inc.	318	17,725

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	376	$18,943
PartnerRe, Ltd.	80	11,120
Principal Financial Group, Inc.	430	21,569
Prudential Financial, Inc.	300	24,750
Reinsurance Group of America, Inc.	110	9,926
RenaissanceRe Holdings, Ltd.	19	2,083
StanCorp Financial Group, Inc.	10	1,147
The Allstate Corp.	420	25,990
The Chubb Corp.	190	24,577
The Hartford Financial Services Group, Inc.	746	34,510
The Progressive Corp.	726	24,052
The Travelers Companies, Inc.	390	44,027
Torchmark Corp.	170	9,862
Unum Group	396	13,721
W.R. Berkley Corp.	190	10,608
Willis Group Holdings PLC	170	7,584
XL Group PLC	346	13,176
Real estate investment trusts 3.0%
Alexandria Real Estate Equities, Inc.	60	5,384
American Tower Corp.	200	20,446
Apartment Investment & Management Company, Class A	110	4,311
AvalonBay Communities, Inc.	106	18,532
Boston Properties, Inc.	120	15,102
Brixmor Property Group, Inc.	80	2,050
Camden Property Trust	70	5,165
Crown Castle International Corp.	200	17,092
DDR Corp.	226	3,797
Digital Realty Trust, Inc.	100	7,396
Duke Realty Corp.	260	5,382
Equinix, Inc.	50	14,834
Equity LifeStyle Properties, Inc.	20	1,210
Equity Residential	230	17,784
Essex Property Trust, Inc.	45	9,920
Extra Space Storage, Inc.	80	6,339
Federal Realty Investment Trust	60	8,609
General Growth Properties, Inc.	380	11,001
HCP, Inc.	326	12,127
Host Hotels & Resorts, Inc.	636	11,022
Iron Mountain, Inc.	230	7,047
Kilroy Realty Corp.	60	3,950
Kimco Realty Corp.	350	9,370
Lamar Advertising Company, Class A	20	1,129
Liberty Property Trust	110	3,742

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Mid-America Apartment Communities, Inc.	40	$3,408
National Retail Properties, Inc.	50	1,900
Omega Healthcare Investors, Inc.	60	2,071
Plum Creek Timber Company, Inc.	190	7,741
Prologis, Inc.	330	14,101
Public Storage	90	20,651
Realty Income Corp.	170	8,408
Regency Centers Corp.	80	5,437
Simon Property Group, Inc.	140	28,204
SL Green Realty Corp.	80	9,490
Spirit Realty Capital, Inc.	70	713
The Macerich Company	120	10,169
UDR, Inc.	196	6,754
Ventas, Inc.	220	11,818
Vornado Realty Trust	160	16,088
Welltower, Inc.	220	14,271
Weyerhaeuser Company	686	20,120
WP Carey, Inc.	50	3,169
Real estate management and development 0.2%
CBRE Group, Inc., Class A (I)	320	11,930
Forest City Enterprises, Inc., Class A (I)	80	1,768
Jones Lang LaSalle, Inc.	40	6,668
Realogy Holdings Corp. (I)	90	3,519
The Howard Hughes Corp. (I)	20	2,472
Thrifts and mortgage finance 0.1%
Hudson City Bancorp, Inc.	520	5,262
New York Community Bancorp, Inc.	516	8,524
TFS Financial Corp.	10	176
Health care 13.5%		1,811,953
Biotechnology 2.5%
AbbVie, Inc.	456	27,155
Alexion Pharmaceuticals, Inc. (I)	100	17,600
Alkermes PLC (I)	80	5,754
Alnylam Pharmaceuticals, Inc. (I)	30	2,579
Amgen, Inc.	350	55,363
Anacor Pharmaceuticals, Inc. (I)	10	1,124
Baxalta, Inc.	80	2,757
Biogen, Inc. (I)	116	33,699
BioMarin Pharmaceutical, Inc. (I)	90	10,534
Bluebird Bio, Inc. (I)	10	771
Celgene Corp. (I)	316	38,776
Gilead Sciences, Inc.	706	76,340

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Incyte Corp. (I)	99	$11,635
Intercept Pharmaceuticals, Inc. (I)	6	943
Intrexon Corp. (I)	10	336
Isis Pharmaceuticals, Inc. (I)	50	2,408
Medivation, Inc. (I)	100	4,206
OPKO Health, Inc. (I)	90	851
Regeneron Pharmaceuticals, Inc. (I)	40	22,296
Seattle Genetics, Inc. (I)	20	830
United Therapeutics Corp. (I)	30	4,399
Vertex Pharmaceuticals, Inc. (I)	120	14,969
Health care equipment and supplies 2.7%
Abbott Laboratories	906	40,589
Baxter International, Inc.	816	30,510
Becton, Dickinson and Company	180	25,654
Boston Scientific Corp. (I)	1,372	25,080
C.R. Bard, Inc.	130	24,226
DENTSPLY International, Inc.	200	12,170
DexCom, Inc. (I)	10	833
Edwards Lifesciences Corp. (I)	117	18,387
Hologic, Inc. (I)	320	12,435
IDEXX Laboratories, Inc. (I)	130	8,921
Intuitive Surgical, Inc. (I)	35	17,381
Medtronic PLC	586	43,317
ResMed, Inc.	150	8,642
Sirona Dental Systems, Inc. (I)	30	3,274
St. Jude Medical, Inc.	400	25,524
Stryker Corp.	210	20,080
Teleflex, Inc.	20	2,660
The Cooper Companies, Inc.	50	7,618
Varian Medical Systems, Inc. (I)	170	13,350
Zimmer Biomet Holdings, Inc.	250	26,143
Health care providers and services 3.5%
Acadia Healthcare Company, Inc. (I)	20	1,228
Aetna, Inc.	386	44,305
AmerisourceBergen Corp.	210	20,267
Anthem, Inc.	250	34,788
Brookdale Senior Living, Inc. (I)	80	1,673
Cardinal Health, Inc.	256	21,043
Centene Corp. (I)	80	4,758
Cigna Corp.	240	32,170
Community Health Systems, Inc. (I)	140	3,926
DaVita HealthCare Partners, Inc. (I)	390	30,229

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Envision Healthcare Holdings, Inc. (I)	120	$3,384
Express Scripts Holding Company (I)	350	30,233
HCA Holdings, Inc. (I)	160	11,006
Health Net, Inc. (I)	20	1,285
Henry Schein, Inc. (I)	126	19,115
Humana, Inc.	170	30,367
Laboratory Corp. of America Holdings (I)	180	22,093
McKesson Corp.	150	26,820
MEDNAX, Inc. (I)	110	7,752
Patterson Companies, Inc.	160	7,584
Premier, Inc., Class A (I)	10	338
Quest Diagnostics, Inc.	320	21,744
Tenet Healthcare Corp. (I)	30	941
UnitedHealth Group, Inc.	610	71,846
Universal Health Services, Inc., Class B	166	20,267
Health care technology 0.2%
athenahealth, Inc. (I)	10	1,525
Cerner Corp. (I)	350	23,202
IMS Health Holdings, Inc. (I)	60	1,633
Life sciences tools and services 0.7%
Agilent Technologies, Inc.	470	17,747
Illumina, Inc. (I)	80	11,462
Mettler-Toledo International, Inc. (I)	40	12,440
PerkinElmer, Inc.	100	5,164
Quintiles Transnational Holdings, Inc. (I)	40	2,546
Thermo Fisher Scientific, Inc.	216	28,248
Waters Corp. (I)	150	19,170
Pharmaceuticals 3.9%
Akorn, Inc. (I)	20	535
Allergan PLC (I)	120	37,016
Bristol-Myers Squibb Company	666	43,923
Eli Lilly & Company	470	38,338
Endo International PLC (I)	160	9,598
Horizon Pharma PLC (I)	30	472
Jazz Pharmaceuticals PLC (I)	50	6,864
Johnson & Johnson	1,386	140,028
Mallinckrodt PLC (I)	70	4,597
Merck & Company, Inc.	1,356	74,119
Mylan NV (I)	316	13,932
Perrigo Company PLC	130	20,506
Pfizer, Inc.	3,328	112,553
Zoetis, Inc.	350	15,054

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials 12.0%		$1,612,071
Aerospace and defense 2.7%
B/E Aerospace, Inc.	140	6,573
General Dynamics Corp.	160	23,773
Hexcel Corp.	50	2,316
Honeywell International, Inc.	356	36,768
Huntington Ingalls Industries, Inc.	40	4,798
L-3 Communications Holdings, Inc.	130	16,432
Lockheed Martin Corp.	156	34,293
Northrop Grumman Corp.	180	33,795
Precision Castparts Corp.	110	25,389
Raytheon Company	300	35,220
Rockwell Collins, Inc.	246	21,333
Spirit AeroSystems Holdings, Inc., Class A (I)	70	3,692
Textron, Inc.	356	15,013
The Boeing Company	328	48,567
TransDigm Group, Inc. (I)	50	10,993
United Technologies Corp.	486	47,827
Air freight and logistics 0.7%
C.H. Robinson Worldwide, Inc.	200	13,876
Expeditors International of Washington, Inc.	240	11,950
FedEx Corp.	216	33,707
United Parcel Service, Inc., Class B	300	30,906
Airlines 0.8%
Alaska Air Group, Inc.	166	12,658
American Airlines Group, Inc.	230	10,631
Delta Air Lines, Inc.	646	32,843
JetBlue Airways Corp. (I)	190	4,720
Southwest Airlines Company	578	26,756
United Continental Holdings, Inc. (I)	426	25,692
Building products 0.2%
Allegion PLC	60	3,910
AO Smith Corp.	30	2,305
Fortune Brands Home & Security, Inc.	140	7,326
Lennox International, Inc.	20	2,656
Masco Corp.	330	9,570
Owens Corning	60	2,732
Commercial services and supplies 0.9%
Cintas Corp.	150	13,964
KAR Auction Services, Inc.	70	2,688
Republic Services, Inc.	476	20,820
Rollins, Inc.	70	1,877
Stericycle, Inc. (I)	90	10,923
The ADT Corp.	166	5,485

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Tyco International PLC	596	$21,718
Waste Connections, Inc.	150	8,172
Waste Management, Inc.	646	34,729
Construction and engineering 0.2%
Chicago Bridge & Iron Company NV	90	4,038
Fluor Corp.	240	11,474
Jacobs Engineering Group, Inc. (I)	156	6,262
Quanta Services, Inc. (I)	240	4,826
Electrical equipment 0.7%
Acuity Brands, Inc.	30	6,558
AMETEK, Inc.	296	16,227
Eaton Corp. PLC	340	19,009
Emerson Electric Company	406	19,175
Hubbell, Inc., Class B	60	5,811
Rockwell Automation, Inc.	180	19,649
Sensata Technologies Holding NV (I)	140	6,733
SolarCity Corp. (I)	10	297
Industrial conglomerates 1.8%
3M Company	356	55,967
Carlisle Companies, Inc.	70	6,090
Danaher Corp.	300	27,993
General Electric Company	4,452	128,752
Roper Technologies, Inc.	110	20,499
Machinery 2.1%
Allison Transmission Holdings, Inc.	140	4,018
Caterpillar, Inc.	320	23,357
Colfax Corp. (I)	50	1,348
Cummins, Inc.	180	18,632
Deere & Company	280	21,840
Donaldson Company, Inc.	176	5,315
Dover Corp.	320	20,618
Flowserve Corp.	210	9,736
IDEX Corp.	90	6,908
Illinois Tool Works, Inc.	276	25,375
Ingersoll-Rand PLC	370	21,926
Lincoln Electric Holdings, Inc.	70	4,187
PACCAR, Inc.	386	20,323
Parker-Hannifin Corp.	266	27,850
Pentair PLC	150	8,388
Snap-on, Inc.	70	11,612
Stanley Black & Decker, Inc.	200	21,196
The Middleby Corp. (I)	40	4,678

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
WABCO Holdings, Inc. (I)	60	$6,734
Wabtec Corp.	80	6,630
Xylem, Inc.	170	6,190
Professional services 0.5%
Equifax, Inc.	190	20,248
IHS, Inc., Class A (I)	59	7,053
ManpowerGroup, Inc.	130	11,931
Robert Half International, Inc.	170	8,952
Towers Watson & Company, Class A	70	8,649
TransUnion (I)	10	257
Verisk Analytics, Inc. (I)	130	9,309
Road and rail 1.1%
AMERCO	10	4,063
Avis Budget Group, Inc. (I)	60	2,996
CSX Corp.	1,086	29,311
Hertz Global Holdings, Inc. (I)	596	11,622
J.B. Hunt Transport Services, Inc.	160	12,219
Kansas City Southern	100	8,276
Norfolk Southern Corp.	308	24,649
Old Dominion Freight Line, Inc. (I)	50	3,097
Ryder Systems, Inc.	40	2,871
Union Pacific Corp.	506	45,211
Trading companies and distributors 0.3%
Fastenal Company	310	12,140
HD Supply Holdings, Inc. (I)	90	2,681
United Rentals, Inc. (I)	90	6,737
W.W. Grainger, Inc.	100	21,000
Transportation infrastructure 0.0%
Macquarie Infrastructure Company LLC	40	3,182
Information technology 18.5%		2,485,301
Communications equipment 1.3%
Brocade Communications Systems, Inc.	256	2,668
Cisco Systems, Inc.	2,582	74,491
CommScope Holding Company, Inc. (I)	86	2,789
F5 Networks, Inc. (I)	79	8,706
Harris Corp.	190	15,035
Juniper Networks, Inc.	486	15,256
Motorola Solutions, Inc.	190	13,294
Palo Alto Networks, Inc. (I)	30	4,830
QUALCOMM, Inc.	718	42,664

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 0.8%
Amphenol Corp., Class A	480	$26,026
Arrow Electronics, Inc. (I)	160	8,798
Avnet, Inc.	200	9,086
CDW Corp.	100	4,469
Corning, Inc.	986	18,340
Fitbit, Inc., Class A (I)	10	405
Flextronics International, Ltd. (I)	1,036	11,800
Keysight Technologies, Inc. (I)	100	3,308
TE Connectivity, Ltd.	376	24,229
Trimble Navigation, Ltd. (I)	240	5,460
Internet software and services 2.3%
Akamai Technologies, Inc. (I)	190	11,556
Alphabet, Inc., Class A (I)	206	151,902
Alphabet, Inc., Class C (I)	13	9,241
CoStar Group, Inc. (I)	20	4,061
eBay, Inc. (I)	1,136	31,694
Facebook, Inc., Class A (I)	440	44,867
InterActiveCorp	90	6,031
LinkedIn Corp., Class A (I)	30	7,226
MercadoLibre, Inc.	10	984
Rackspace Hosting, Inc. (I)	90	2,327
Twitter, Inc. (I)	70	1,992
VeriSign, Inc. (I)	140	11,284
Yahoo!, Inc. (I)	586	20,873
IT services 3.8%
Accenture PLC, Class A	380	40,736
Alliance Data Systems Corp. (I)	90	26,758
Amdocs, Ltd.	286	17,037
Automatic Data Processing, Inc.	376	32,708
Broadridge Financial Solutions, Inc.	86	5,124
Cognizant Technology Solutions Corp., Class A (I)	380	25,882
Computer Sciences Corp.	270	17,979
Fidelity National Information Services, Inc.	366	26,689
Fiserv, Inc. (I)	400	38,604
FleetCor Technologies, Inc. (I)	67	9,706
Gartner, Inc. (I)	100	9,067
Genpact, Ltd. (I)	70	1,735
Global Payments, Inc.	50	6,821
IBM Corp.	450	63,036
Jack Henry & Associates, Inc.	70	5,414
MasterCard, Inc., Class A	539	53,356
Paychex, Inc.	388	20,013

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
PayPal Holdings, Inc. (I)	136	$4,897
Sabre Corp.	60	1,759
The Western Union Company	696	13,398
Total System Services, Inc.	260	13,637
Vantiv, Inc., Class A (I)	70	3,511
Visa, Inc., Class A	756	58,650
Xerox Corp.	1,466	13,766
Semiconductors and semiconductor equipment 3.0%
Altera Corp.	366	19,233
Analog Devices, Inc.	420	25,250
Applied Materials, Inc.	966	16,200
Avago Technologies, Ltd.	180	22,163
Broadcom Corp., Class A	450	23,130
First Solar, Inc. (I)	30	1,712
Freescale Semiconductor, Ltd. (I)	70	2,344
Intel Corp.	3,108	105,237
KLA-Tencor Corp.	270	18,122
Lam Research Corp.	200	15,318
Linear Technology Corp.	320	14,214
Marvell Technology Group, Ltd.	560	4,598
Maxim Integrated Products, Inc.	370	15,163
Microchip Technology, Inc.	260	12,555
Micron Technology, Inc. (I)	906	15,003
NVIDIA Corp.	656	18,611
Qorvo, Inc. (I)	80	3,514
Skyworks Solutions, Inc.	206	15,911
Texas Instruments, Inc.	616	34,940
Xilinx, Inc.	386	18,381
Software 3.7%
Activision Blizzard, Inc.	636	22,107
Adobe Systems, Inc. (I)	240	21,278
ANSYS, Inc. (I)	90	8,578
Autodesk, Inc. (I)	230	12,694
CA, Inc.	546	15,130
Cadence Design Systems, Inc. (I)	230	5,111
CDK Global, Inc.	70	3,485
Citrix Systems, Inc. (I)	190	15,599
Electronic Arts, Inc. (I)	310	22,342
FireEye, Inc. (I)	50	1,308
Fortinet, Inc. (I)	40	1,374
Intuit, Inc.	210	20,460
Microsoft Corp.	3,593	189,136

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
Information technology (continued)
Software (continued)
NetSuite, Inc. (I)	20	$1,701
Nuance Communications, Inc. (I)	280	4,752
Oracle Corp.	1,764	68,514
Red Hat, Inc. (I)	176	13,923
salesforce.com, Inc. (I)	210	16,319
ServiceNow, Inc. (I)	70	5,716
Splunk, Inc. (I)	50	2,808
SS&C Technologies Holdings, Inc.	30	2,225
Symantec Corp.	1,026	21,136
Synopsys, Inc. (I)	180	8,996
Tableau Software, Inc., Class A (I)	10	840
The Ultimate Software Group, Inc. (I)	10	2,044
Tyler Technologies, Inc. (I)	10	1,704
VMware, Inc., Class A (I)	50	3,008
Workday, Inc., Class A (I)	40	3,159
Technology hardware, storage and peripherals 3.6%
Apple, Inc.	2,777	331,821
EMC Corp.	1,106	28,999
HP, Inc. (I)	1,156	31,166
NCR Corp. (I)	190	5,054
NetApp, Inc.	340	11,560
SanDisk Corp.	330	25,410
Seagate Technology PLC	566	21,542
Western Digital Corp.	400	26,728
Materials 3.8%		516,728
Chemicals 2.6%
Air Products & Chemicals, Inc.	150	20,847
Airgas, Inc.	110	10,578
Albemarle Corp.	110	5,887
Ashland, Inc.	90	9,875
Axalta Coating Systems, Ltd. (I)	56	1,547
Celanese Corp., Series A	206	14,636
CF Industries Holdings, Inc.	486	24,674
Cytec Industries, Inc.	10	744
E.I. du Pont de Nemours & Company	476	30,178
Eastman Chemical Company	250	18,043
Ecolab, Inc.	186	22,385
FMC Corp.	200	8,142
International Flavors & Fragrances, Inc.	110	12,767
LyondellBasell Industries NV, Class A	200	18,582
Monsanto Company	220	20,508
NewMarket Corp.	10	3,937

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
PPG Industries, Inc.	186	$19,392
Praxair, Inc.	180	19,996
RPM International, Inc.	150	6,857
Sigma-Aldrich Corp.	130	18,164
The Dow Chemical Company	536	27,695
The Mosaic Company	200	6,758
The Sherwin-Williams Company	75	20,012
The Valspar Corp.	100	8,095
W.R. Grace & Company (I)	60	6,018
Westlake Chemical Corp.	40	2,411
Construction materials 0.2%
Martin Marietta Materials, Inc.	60	9,309
Vulcan Materials Company	160	15,453
Containers and packaging 0.4%
Avery Dennison Corp.	30	1,949
Ball Corp.	246	16,851
Crown Holdings, Inc. (I)	170	9,017
Graphic Packaging Holding Company	120	1,699
Packaging Corp. of America	110	7,530
Sealed Air Corp.	236	11,592
WestRock Company	90	4,838
Metals and mining 0.4%
Alcoa, Inc.	1,096	9,787
Freeport-McMoRan, Inc.	606	7,133
Newmont Mining Corp.	286	5,566
Nucor Corp.	410	17,343
Reliance Steel & Aluminum Company	100	5,996
Southern Copper Corp.	180	4,997
Steel Dynamics, Inc.	120	2,216
Paper and forest products 0.2%
International Paper Company	626	26,724
Telecommunication services 1.6%		210,495
Diversified telecommunication services 1.4%
AT&T, Inc.	2,532	84,847
CenturyLink, Inc.	410	11,566
Frontier Communications Corp.	1,016	5,222
Level 3 Communications, Inc. (I)	166	8,458
Verizon Communications, Inc.	1,612	75,571
Zayo Group Holdings, Inc. (I)	10	265
Wireless telecommunication services 0.2%
SBA Communications Corp., Class A (I)	130	15,473

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Sprint Corp. (I)	160	$757
T-Mobile US, Inc. (I)	220	8,336
Utilities 4.3%		576,488
Electric utilities 2.1%
American Electric Power Company, Inc.	470	26,626
Duke Energy Corp.	286	20,440
Edison International	546	33,044
Entergy Corp.	320	21,811
Eversource Energy	326	16,606
Exelon Corp.	530	14,798
FirstEnergy Corp.	436	13,603
ITC Holdings Corp.	160	5,235
NextEra Energy, Inc.	260	26,692
OGE Energy Corp.	240	6,842
Pepco Holdings, Inc.	306	8,149
Pinnacle West Capital Corp.	176	11,178
PPL Corp.	766	26,350
The Southern Company	466	21,017
Westar Energy, Inc.	148	5,876
Xcel Energy, Inc.	786	28,005
Gas utilities 0.2%
AGL Resources, Inc.	140	8,750
Atmos Energy Corp.	90	5,670
National Fuel Gas Company	90	4,728
UGI Corp.	240	8,801
Independent power and renewable electricity producers 0.2%
AES Corp.	1,106	12,111
Calpine Corp. (I)	386	5,987
NRG Energy, Inc.	370	4,769
Multi-utilities 1.7%
Alliant Energy Corp.	170	10,033
Ameren Corp.	360	15,725
CenterPoint Energy, Inc.	610	11,316
CMS Energy Corp.	360	12,985
Consolidated Edison, Inc.	320	21,040
Dominion Resources, Inc.	320	22,858
DTE Energy Company	276	22,519
NiSource, Inc.	686	13,144
PG&E Corp.	446	23,816
Public Service Enterprise Group, Inc.	776	32,041
SCANA Corp.	170	10,067
Sempra Energy	160	16,386

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
TECO Energy, Inc.	60	$1,620
WEC Energy Group, Inc.	290	14,952
Water utilities 0.1%
American Water Works Company, Inc.	190	10,898
Total investments (Cost $12,717,192)† 99.9%		$13,444,899
Other assets and liabilities, net 0.1%		$8,434
Total net assets 100.0%		$13,453,333

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 10-31-15, the aggregate cost of investment securities for federal income tax purposes was $12,717,192. Net unrealized appreciation aggregated $727,707, of which $776,136 related to appreciated investment securities and $48,429 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS31

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-15 (unaudited)

Assets
Investments, at value (Cost $12,717,192)	$13,444,899
Receivable for investments sold	5,571
Receivable for fund shares sold	2,680,570
Dividends receivable	8,477
Receivable due from advisor	7,957
Other receivables and prepaid expenses	6,842
Total assets	16,154,316
Liabilities
Due to custodian	913
Payable for investments purchased	2,687,764
Payable to affiliates
Accounting and legal services fees	7
Other liabilities and accrued expenses	12,299
Total liabilities	2,700,983
Net assets	$13,453,333
Net assets consist of
Paid-in capital	$12,716,844
Undistributed net investment income	8,780
Accumulated net realized gain (loss) on investments	2
Net unrealized appreciation (depreciation) on investments	727,707
Net assets	$13,453,333

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$13,453,333
Shares outstanding	504,107
Net asset value per share	$26.69

32SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the period ended 10-31-15 (unaudited)1

Investment income
Dividends	$11,574
Total investment income	11,574
Expenses
Investment management fees	2,395
Accounting and legal services fees	136
Transfer agent fees	1,062
Printing and postage	1,246
Professional fees	5,288
Custodian fees	1,768
Registration and filing fees	998
Other	824
Total expenses	13,717
Less expense reductions	(10,923)
Net expenses	2,794
Net investment income	8,780
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	2
Change in net unrealized appreciation (depreciation) of investments	727,707
Net realized and unrealized gain	727,709
Increase in net assets from operations	$736,489

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

SEE NOTES TO FINANCIAL STATEMENTS33

STATEMENT OF CHANGES IN NET ASSETS

Period ended 10-31-15[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$8,780
Net realized gain	2
Change in net unrealized appreciation (depreciation)	727,707
Increase in net assets resulting from operations	736,489
From fund share transactions
Shares issued	12,616,844
Total from fund share transactions	12,616,844
Total increase	13,353,333
Net assets
Beginning of period	100,000
End of period	$13,453,333
Undistributed net investment income	$8,780
Share activity
Beginning of period	4,000
Shares issued	500,107
End of period	504,107

1	Period from 9-28-15 (commencement of operations) to 10-31-15.

34SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Period ended	10-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$24.35
Net investment income[2]	0.03
Net realized and unrealized gain on investments	2.31
Total from investment operations	2.34
Net asset value, end of period	$26.69
Total return (%)[3]	9.58	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	[5]
Expenses including reductions	0.35	[5]
Net investment income	1.10	[5]
Portfolio turnover (%)[6]	—	[7]

1	Period from 9-28-15 (commencement of operations) to 10-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
7	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS35

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Large Cap ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Large Cap Index. The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution.

The fund commenced operations on September 28, 2015.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

36

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.300% of the first $300 million of the fund's average daily net assets; and (b) 0.280% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended October 31,

37

2015, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.35% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees, and (h) short dividend expenses. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the period ended October 31, 2015, the expense reductions described above amounted to $10,923.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2015 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended October 31, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at net asset value (NAV) only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., shares trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund owned 91% of shares outstanding on October 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $31,426 and $15,554, respectively, for the period ended October 31, 2015. Securities received and delivered from in-kind transactions aggregated $12,701,318 and $0, respectively, for the period ended October 31, 2015.

38

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the John Hancock Multifactor Large Cap ETF (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Dimensional Fund Advisors LP (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative expense information for a peer group of similar exchange-traded funds and a broader universe of exchange-traded funds, simulated performance information of the New Fund's underlying index (Underlying Index) as compared to applicable benchmarks, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated profitability in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board members at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board members also took into account information with respect to the New Fund presented at their March 10-12, 2015 in-person meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust, and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board members' conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board considered information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board members also noted that, on a regular basis, they receive and review information from the Funds' Chief Compliance Officer (CCO) regarding the Funds' compliance policies

39

and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy and Underlying Index of the New Fund. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the New Fund's distributor.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management of other Funds and the quality of the performance of the Advisor's duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a trustee of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board members considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor. The Board also considered the simulated performance of the New Fund's Underlying Index as compared to applicable benchmarks.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund.

The Board took into account management's discussion of the New Fund's anticipated expenses. The Board noted that the Advisor does not currently manage other funds or institutional accounts with the same or similar strategies proposed for the New Fund.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board concluded that the

40

advisory fees to be paid by the New Fund are reasonable in relation to the nature, extent and quality of the services expected to be provided.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review;
(b)	reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)	noted that the subadvisoryfee for the New Fund will be paid by Advisor and is negotiated at arm's length;
(e)	noted that the Advisor will also pay the Subadvisor a license fee in connection with the New Fund's use of the Underlying Index; and
(f)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses for a specified period of time;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale and the Board would consider whether additional breakpoints would be appropriate at that time.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the simulated performance of the Underlying Index developed by the Subadvisor as compared to applicable benchmarks;
(c)	the proposed advisory fee and total expense ratio for the New Fund, including any breakpoints, and comparable fee information prepared by an independent third party provider of fund data; and

41

(d)	information relating to the nature and scope of any material relationships and their significance to the New Fund's Advisor and Subadvisor.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board members received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board members considered the Subadvisor's current level of staffing and its overall resources, as well as considered information relating to the Subadvisor's compensation program. The Board members reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board members also considered the Subadvisor's risk assessment and monitoring processes. The Board members noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board members also noted that the Funds' CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board members also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the New Fund will seek performance that closely corresponds to its Underlying Index, which was developed by, and will be maintained, by, the Subadvisor..

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board members also considered information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor will serve as the index provider for the New Fund and for other exchange-traded funds in the complex, as well as arrangements in which the Subadvisor or its affiliates provide advisory, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, including other exchange-traded funds, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's advisory fees and total expense ratio as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund. The Board also considered that the Subadvisor receives additional compensation from the Advisor in connection with its role as index provider for the New Fund.

Subadvisor performance. The Board considered the New Fund's investment strategy and processes, including the fact that the New Fund will seek performance that closely corresponds to its Underlying Index and that its Underlying Index has been

42

developed by, and will be maintained by, the Subadvisor. The Board also considered simulated performance of the Underlying Index as compared to applicable benchmarks. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor's management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if and as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

43

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHML

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

44

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL/INTERNATIONAL FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE/SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call
John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION PORTFOLIOS

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Large Cap ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF260296 JHAN-2015-12-23-0161	850SA 10/15 12/15

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 17, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 17, 2015